UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05624

MORGAN STANLEY INSTITUTIONAL FUNDS, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-548-7786

Date of fiscal year end:	12/31

Date of reporting period:	3/31/10

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Common Stocks (89.6%)
Australia (4.6%)
AGL Energy Ltd.	8,464	$117
Alumina Ltd.	109,215	173
Amcor Ltd.	57,497	337
AMP Ltd.	33,673	193
Aristocrat Leisure Ltd.	5,450	23
ASX Ltd.	1,738	54
Australia & New Zealand Banking Group Ltd.	81,187	1,889
AXA Asia Pacific Holdings Ltd.	9,495	55
Bendigo & Adelaide Bank Ltd. (c)	3,122	29
BHP Billiton Ltd.	229,236	9,170
Billabong International Ltd.	1,882	20
BlueScope Steel Ltd.	63,258	169
Boral Ltd.	41,689	215
Brambles Ltd.	21,843	148
Caltex Australia Ltd. (c)	6,800	71
CFS Retail Property Trust REIT	20,432	35
Coca-Cola Amatil Ltd.	10,327	107
Cochlear Ltd.	567	38
Commonwealth Bank of Australia	16,408	848
Computershare Ltd.	4,919	56
Crown Ltd.	4,712	35
CSL Ltd.	8,241	275
CSR Ltd.	31,477	48
Dexus Property Group REIT	32,230	24
Fairfax Media Ltd. (c)	22,741	38
Fortescue Metals Group Ltd. (a)(c)	92,599	416
Foster’s Group Ltd.	34,988	170
Goodman Fielder Ltd.	14,668	19
GPT Group REIT	44,343	23
Harvey Norman Holdings Ltd.	5,464	18
Incitec Pivot Ltd.	115,545	368
Insurance Australia Group Ltd.	32,949	117
James Hardie Industries N.V. CDI (a)(c)	29,831	199
Leighton Holdings Ltd.	3,353	120
Lend Lease Group (c)	11,930	95
Macquarie Airports	7,057	20
Macquarie Atlas Roads Group (a)	11,138	10
Macquarie Group Ltd.	4,726	205
Macquarie Infrastructure Group	43,515	45
Metcash Ltd.	8,049	31
Mirvac Group REIT	14,483	20
National Australia Bank Ltd.	20,219	511
Newcrest Mining Ltd.	33,711	1,015
Nufarm Ltd. (c)	9,609	73
OneSteel Ltd.	57,937	207
Orica Ltd.	24,156	594
Origin Energy Ltd.	15,653	238
OZ Minerals Ltd. (a)	202,025	212
Perpetual Ltd.	540	17
Qantas Airways Ltd.	9,491	25
QBE Insurance Group Ltd.	14,799	283
Rio Tinto Ltd.	19,300	1,388
Santos Ltd.	11,167	150
Sims Metal Management Ltd.	10,726	213
Sonic Healthcare Ltd.	4,620	61
Stockland REIT	16,750	61
Suncorp-Metway Ltd.	15,612	122
TABCORP Holdings Ltd.	8,738	55
Tatts Group Ltd.	11,568	26
Telstra Corp. Ltd.	60,914	167
Toll Holdings Ltd.	9,722	66
Transurban Group	19,517	90
Wesfarmers Ltd.	19,434	567
Westfield Group REIT	21,000	232
Westpac Banking Corp.	31,954	816
Woodside Petroleum Ltd.	11,176	481
Woolworths Ltd.	21,121	543
WorleyParsons Ltd.	1,647	38
		24,294
Austria (0.5%)
Erste Group Bank AG (c)	17,590	739
OMV AG	7,879	296
Raiffeisen International Bank Holding AG	4,971	236
Telekom Austria AG	32,532	455
Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A (a)(c)	6,222	247
Vienna Insurance Group	3,401	179
Voestalpine AG	12,630	511
		2,663
Belgium (0.6%)
Anheuser-Busch InBev N.V.	24,388	1,228
Anheuser-Busch InBev N.V. VVPR (a)	17,784	—	@
Belgacom S.A. (c)	6,959	272
Cie Nationale a Portefeuille (c)	2,819	148
Fortis (a)	19,770	70
Groupe Bruxelles Lambert S.A.	6,478	572
Solvay S.A.	3,489	359
UCB S.A. (c)	4,984	213
Umicore	7,292	255
		3,117
Brazil (1.4%)
All America Latina Logistica S.A.	43,200	395
Banco Bradesco S.A. (Preference)	30,934	566
Banco do Brasil S.A.	39,800	666
BM&F Bovespa S.A.	21,600	145
Bradespar S.A. (Preference)	3,264	80
BRF - Brasil Foods S.A.	31,524	852
Centrais Electricas Brasileiras S.A. (Preference), Class B	15,022	270
Cia Energetica de Minas Gerais S.A. (Preference)	9,532	158
Cia Siderurgica Nacional S.A.	15,600	311
Empresa Brasileira de Aeronautica S.A.	9,100	54
Gerdau S.A. (Preference)	8,897	145
Investimentos Itau S.A. (Preference)	36,942	253

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Brazil (cont’d)
Itau Unibanco Holding S.A.	29,971	$656
Metalurgica Gerdau S.A.	4,083	83
Petroleo Brasileiro S.A. (Preference)	45,522	902
Petroleo Brasiliero S.A. Petrobas	32,500	724
Redecard S.A.	6,000	111
Tele Norte Leste Participacoes S.A. (Preference)	7,853	139
Usinas Siderurgicas de Minas Gerais S.A. (Preference), Class A	4,478	154
Vale S.A.	9,400	300
Vale S.A. (Preference), Class A	13,872	385
		7,349
Canada (0.0%)
Thomson Reuters Corp.	609	22

Denmark (0.7%)
AP Moller - Maersk A/S, Class B	89	678
DSV A/S	14,550	260
Novo-Nordisk A/S, Class B	22,177	1,721
Novozymes A/S, Class B	2,726	302
Vestas Wind Systems A/S (a)	13,894	755
		3,716
Finland (1.2%)
Fortum Oyj (c)	23,056	564
Kesko Oyj, Class B (c)	10,179	401
Kone Oyj, Class B	7,769	321
Metso Oyj	8,028	259
Neste Oil Oyj (c)	6,740	118
Nokia Oyj	195,343	3,042
Outokumpu Oyj	9,511	209
Rautaruukki Oyj (c)	5,946	128
Sampo Oyj, Class A	17,378	461
Stora Enso Oyj, Class R (a)	40,132	306
UPM-Kymmene Oyj (c)	34,907	463
Wartsila Oyj (c)	3,532	179
		6,451
France (8.1%)
Accor S.A. (c)	7,917	438
Air Liquide S.A.	12,978	1,558
Alcatel-Lucent (a)(c)	58,468	185
Alstom S.A. (c)	20,384	1,271
ArcelorMittal	37,233	1,634
Atos Origin S.A. (a)	975	49
AXA S.A.	65,184	1,450
BNP Paribas	48,966	3,760
Bouygues S.A. (c)	9,257	465
Cap Gemini S.A. (c)	5,854	288
Carrefour S.A.	41,238	1,988
Casino Guichard Perrachon S.A.	4,831	409
Cie de Saint-Gobain	10,005	481
Cie Generale de Geophysique-Veritas (a)(c)	14,514	412
Cie Generale d’Optique Essilor International S.A. (c)	11,209	716
CNP Assurances	1,849	175
Compagnie Generale des Etablissements Michelin, Class B (c)	6,205	457
Credit Agricole S.A.	31,119	545
Danone	18,106	1,091
Dassault Systemes S.A. (c)	2,530	150
Electricite de France	187	10
Eurazeo (c)	1,677	116
European Aeronautic Defense & Space Co. N.V.	8,038	162
Fonciere Des Regions REIT	1,185	131
France Telecom S.A.	62,962	1,506
GDF Suez S.A.	19,506	753
Gecina S.A. REIT	954	106
Hermes International (c)	2,484	345
ICADE REIT	1,000	111
Imerys S.A. (c)	1,510	93
Klepierre REIT (c)	4,414	173
Lafarge S.A. (c)	11,515	810
Lagardere S.C.A.	6,706	271
L’Oreal S.A.	2,329	245
LVMH Moet Hennessy Louis Vuitton S.A.	9,599	1,122
Neopost S.A.	1,320	105
Pernod-Ricard S.A.	1,205	102
Peugeot S.A. (a)(c)	7,232	213
PPR	1,910	254
Publicis Groupe S.A. (c)	3,254	139
Renault S.A. (a)	7,083	332
Safran S.A. (c)	3,452	90
Sanofi-Aventis S.A.	34,527	2,574
Schneider Electric S.A.	9,192	1,078
SCOR SE	7,543	191
Societe BIC S.A.	1,379	106
Societe Generale	27,991	1,760
Societe Television Francaise 1 (c)	8,062	150
Sodexo	3,803	227
Technip S.A.	24,045	1,955
Thales S.A.	3,611	145
Total S.A.	109,076	6,332
Unibail-Rodamco SE REIT	4,199	851
Vallourec S.A.	1,749	353
Veolia Environnement	18,504	642
Vinci S.A.	9,243	545
Vivendi S.A.	30,945	828
		42,448
Germany (6.2%)
Adidas AG	6,743	361
Allianz SE (Registered)	12,966	1,626
BASF SE	31,114	1,930
Bayer AG	30,681	2,075
Bayerische Motoren Werke AG	7,594	351
Beiersdorf AG (c)	1,968	118
Celesio AG (c)	3,757	120
Commerzbank AG (a)(c)	13,862	119
Daimler AG	47,570	2,239
Deutsche Bank AG (Registered)	21,626	1,666
Deutsche Boerse AG (c)	8,833	655

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Germany (cont’d)
Deutsche Lufthansa AG (Registered)	9,453	$157
Deutsche Post AG (Registered)	30,114	522
Deutsche Postbank AG (a)(c)	2,892	93
Deutsche Telekom AG	102,390	1,388
E.ON AG	103,062	3,805
Fresenius Medical Care AG & Co. KGaA (c)	8,730	492
GEA Group AG	5,541	128
Henkel KGaA (Non-Voting Shares)	2,916	157
Hochtief AG (c)	1,529	128
K&S AG (c)	12,979	788
Linde AG	4,441	530
MAN SE (c)	3,666	307
Merck KGaA (c)	1,673	136
Metro AG (c)	10,612	629
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	5,959	967
Porsche Automobil Holding SE (Non-Voting Shares)	7,142	436
Puma AG Rudolf Dassler Sport	314	99
RWE AG	15,706	1,392
RWE AG (Non-Voting Shares) (c)	1,206	99
SAP AG	38,136	1,847
Siemens AG (Registered)	54,021	5,410
ThyssenKrupp AG	11,702	402
TUI AG (a)	5,333	60
Volkswagen AG	9,152	884
Volkswagen AG (Non-Voting Shares)	5,422	497
		32,613
Hong Kong (2.3%)
Bank of East Asia Ltd.	92,757	342
BOC Hong Kong Holdings Ltd.	230,000	549
Cathay Pacific Airways Ltd. (a)	57,000	120
Cheung Kong Holdings Ltd.	80,000	1,030
Cheung Kong Infrastructure Holdings Ltd.	17,000	66
CLP Holdings Ltd.	80,500	575
Esprit Holdings Ltd.	98,342	776
Genting Singapore plc (a)(c)	175,000	111
Hang Lung Group Ltd.	47,000	249
Hang Lung Properties Ltd.	119,000	480
Hang Seng Bank Ltd.	49,800	694
Henderson Land Development Co., Ltd.	63,000	444
Hong Kong & China Gas Co., Ltd.	171,000	426
Hong Kong Exchanges & Clearing Ltd.	42,600	711
HongKong Electric Holdings	51,500	306
Hopewell Holdings Ltd.	35,500	105
Hutchison Whampoa Ltd.	94,000	688
Hysan Development Co., Ltd.	32,664	95
Kerry Properties Ltd.	45,500	244
Li & Fung Ltd.	94,000	463
Link (The) REIT	115,354	284
MTR Corp.	62,889	238
New World Development Ltd.	149,829	293
Noble Group Ltd. (c)	57,000	125
NWS Holdings Ltd.	7,445	15
Shangri-La Asia Ltd.	6,000	12
Sino Land Co., Ltd.	104,159	204
Sun Hung Kai Properties Ltd.	70,000	1,053
Swire Pacific Ltd., Class A	45,500	547
Wharf Holdings Ltd.	82,000	462
Wheelock & Co., Ltd.	57,000	168
Wing Hang Bank Ltd.	8,000	73
Yue Yuen Industrial Holdings Ltd.	28,000	97
		12,045
Indonesia (0.8%)
Astra Agro Lestari Tbk PT	32,500	88
Astra International Tbk PT	153,000	704
Bank Central Asia Tbk PT	886,500	536
Bank Danamon Indonesia Tbk PT	233,500	133
Bank Mandiri Tbk PT	497,000	292
Bank Rakyat Indonesia	422,000	383
Bumi Resources Tbk PT	1,255,000	310
Indosat Tbk PT	115,500	70
International Nickel Indonesia Tbk PT	172,500	90
Lippo Karawaci Tbk PT (a)	778,500	51
Perusahaan Gas Negara PT	717,000	335
Semen Gresik Persero Tbk PT	107,000	86
Tambang Batubara Bukit Asam Tbk PT	61,000	117
Telekomunikasi Indonesia Tbk PT	728,000	644
Unilever Indonesia	137,000	183
United Tractors Tbk PT	116,000	234
		4,256
Ireland (0.1%)
Experian plc	34,498	339

Italy (1.8%)
Assicurazioni Generali S.p.A. (c)	53,138	1,275
Banco Popolare S.C. (a)	441	3
Enel S.p.A.	3,756	21
ENI S.p.A.	151,441	3,553
Intesa Sanpaolo S.p.A. (a)	425,800	1,586
Mediobanca S.p.A. (a)(c)	4,709	50
Saipem S.p.A	48,164	1,864
Telecom Italia S.p.A.	10,225	15
UniCredit S.p.A. (a)	348,824	1,031
Unione di Banche Italiane SCPA (c)	468	6
		9,404
Japan (22.4%)
77 Bank Ltd. (The)	36,000	206
Acom Co., Ltd. (c)	3,210	53
Advantest Corp. (c)	11,390	285
Aeon Co., Ltd. (c)	23,000	261
Aeon Credit Service Co., Ltd.	3,800	45
Aeon Mall Co., Ltd.	400	8
Aisin Seiki Co. Ltd.	5,500	165
Ajinomoto Co., Inc.	38,400	380

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Japan (cont’d)
Amada Co., Ltd.	16,000	$134
Aozora Bank Ltd.	7,100	10
Asahi Breweries Ltd.	20,500	384
Asahi Glass Co., Ltd.	69,800	786
Asahi Kasei Corp.	68,000	366
Astellas Pharma, Inc.	23,500	851
Bank of Kyoto Ltd. (The)	14,000	129
Bank of Yokohama Ltd. (The)	88,000	431
Benesse Holdings, Inc.	3,300	143
Bridgestone Corp.	60,900	1,040
Canon, Inc.	84,600	3,918
Casio Computer Co., Ltd.	20,000	154
Central Japan Railway Co.	75	571
Chiba Bank Ltd. (The)	37,000	221
Chubu Electric Power Co., Inc.	14,000	350
Chugai Pharmaceutical Co., Ltd.	12,207	230
Chuo Mitsui Trust Holdings, Inc.	71,545	269
Citizen Holdings Co., Ltd.	22,900	157
Coca-Cola West Co., Ltd.	600	10
Credit Saison Co., Ltd.	5,600	87
Dai Nippon Printing Co., Ltd. (c)	22,600	305
Daicel Chemical Industries Ltd.	9,000	62
Daiichi Sankyo Co., Ltd.	45,000	843
Daikin Industries Ltd.	15,400	630
Daito Trust Construction Co., Ltd.	7,500	362
Daiwa House Industry Co., Ltd.	38,600	436
Daiwa Securities Group, Inc.	112,000	589
Denki Kagaku Kogyo KK	28,000	120
Denso Corp.	49,250	1,467
DIC Corp.	49,000	106
Dowa Holdings, Co., Ltd. (c)	34,000	205
East Japan Railway Co.	18,600	1,293
Eisai Co., Ltd. (c)	10,802	385
FamilyMart Co., Ltd. (c)	3,300	105
Fanuc Ltd.	14,900	1,581
Fast Retailing Co., Ltd. (c)	6,500	1,130
Fuji Electric Holdings Co., Ltd.	15,000	41
Fuji Media Holdings, Inc.	28	41
FUJIFILM Holdings Corp.	28,200	971
Fujitsu Ltd.	143,200	937
Fukuoka Financial Group, Inc.	54,000	229
Furukawa Electric Co., Ltd.	35,800	186
Gunma Bank Ltd. (The)	2,000	11
Hachijuni Bank Ltd. (The)	2,000	11
Hirose Electric Co., Ltd. (c)	1,700	196
Hiroshima Bank Ltd. (The)	5,000	21
Hitachi Construction Machinery Co., Ltd. (c)	6,400	151
Hitachi Ltd. (a)	193,000	720
Hokkaido Electric Power Co., Inc.	3,000	58
Hokuhoku Financial Group, Inc.	98,000	215
Honda Motor Co., Ltd.	112,604	3,975
Hoya Corp.	23,800	654
Ibiden Co., Ltd.	9,900	341
IHI Corp.	66,000	121
Inpex Corp.	70	514
Isetan Mitsukoshi Holdings Ltd. (c)	16,680	179
Ito En Ltd. (c)	1,900	29
Itochu Corp.	90,000	788
Itochu Techno-Solutions Corp.	2,500	82
J Front Retailing Co., Ltd.	22,000	129
Jafco Co., Ltd. (c)	300	8
Japan Prime Realty Investment Corp. REIT	3	7
Japan Real Estate Investment Corp. REIT	24	205
Japan Retail Fund Investment Corp. REIT (c)	96	113
Japan Tobacco, Inc.	381	1,418
JFE Holdings, Inc.	20,800	838
JGC Corp.	15,000	268
Joyo Bank Ltd. (The)	70,000	312
JS Group Corp. (c)	13,800	281
JSR Corp.	8,500	178
Kajima Corp. (c)	73,400	180
Kamigumi Co., Ltd.	1,000	8
Kaneka Corp.	14,000	91
Kansai Electric Power Co., Inc. (The)	20,100	461
Kao Corp.	30,400	771
Kawasaki Heavy Industries Ltd. (c)	61,000	168
Kawasaki Kisen Kaisha Ltd. (a)	5,000	20
Keihin Electric Express Railway Co., Ltd. (c)	20,000	164
Keio Corp.	12,000	81
Keyence Corp.	3,330	796
Kikkoman Corp. (c)	8,000	94
Kinden Corp.	1,000	9
Kintetsu Corp. (c)	87,200	271
Kirin Holdings Co., Ltd.	45,400	670
Kobe Steel Ltd.	109,000	234
Komatsu Ltd.	78,800	1,652
Konami Corp.	6,600	127
Konica Minolta Holdings, Inc.	26,500	309
Kubota Corp. (c)	106,000	966
Kuraray Co., Ltd.	19,500	262
Kurita Water Industries Ltd.	4,000	113
Kyocera Corp.	9,400	916
Kyowa Hakko Kirin Co., Ltd.	15,028	155
Kyushu Electric Power Co., Inc.	8,700	189
Lawson, Inc.	3,100	132
Leopalace21 Corp. (a)	6,600	34
Mabuchi Motor Co., Ltd.	2,200	127
Makita Corp.	2,600	86
Marubeni Corp.	150,000	932
Marui Group Co., Ltd.	22,000	160
Matsui Securities Co., Ltd.	14,600	104
MEIJI Holdings Co., Ltd. (c)	1,506	58
Minebea Co., Ltd.	26,000	158
Mitsubishi Chemical Holdings Corp.	50,000	256
Mitsubishi Corp.	113,100	2,964
Mitsubishi Electric Corp.	156,800	1,441

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Japan (cont’d)
Mitsubishi Estate Co., Ltd.	48,000	$786
Mitsubishi Heavy Industries Ltd. (c)	198,000	820
Mitsubishi Logistics Corp.	5,000	62
Mitsubishi Materials Corp. (a)	105,000	302
Mitsubishi Rayon Co., Ltd.	29,000	123
Mitsubishi UFJ Financial Group, Inc. (o)	370,946	1,944
Mitsubishi UFJ Lease & Finance Co., Ltd. (o)	600	22
Mitsui & Co., Ltd.	99,700	1,675
Mitsui Chemicals, Inc.	28,000	85
Mitsui Fudosan Co., Ltd.	34,400	584
Mitsui Mining & Smelting Co., Ltd. (c)	65,000	195
Mitsui OSK Lines Ltd.	32,000	230
Mitsui Sumitomo Insurance Group Holdings, Inc.	22,160	615
Mizuho Financial Group, Inc. (c)	1,121,900	2,220
Mizuho Securities Co., Ltd. (c)	47,000	149
Mizuho Trust & Banking Co., Ltd.	16,000	16
Murata Manufacturing Co., Ltd.	11,700	665
Namco Bandai Holdings, Inc.	2,200	21
NEC Corp.	137,400	413
NGK Insulators Ltd.	27,600	563
NGK Spark Plug Co., Ltd. (c)	12,000	163
Nidec Corp.	6,200	664
Nikon Corp.	15,900	347
Nintendo Co., Ltd.	7,100	2,377
Nippon Building Fund, Inc. REIT	30	258
Nippon Electric Glass Co., Ltd.	27,500	387
Nippon Express Co., Ltd.	45,800	197
Nippon Meat Packers, Inc.	10,600	134
Nippon Mining Holdings, Inc.	29,500	138
Nippon Oil Corp.	87,800	442
Nippon Paper Group, Inc.	4,900	126
Nippon Sheet Glass Co., Ltd.	28,000	83
Nippon Steel Corp.	397,000	1,558
Nippon Telegraph & Telephone Corp.	14,400	607
Nippon Yusen KK	58,000	229
Nipponkoa Insurance Co., Ltd.	2,000	13
Nishi-Nippon City Bank Ltd. (The)	34,000	100
Nissan Chemical Industries Ltd.	9,000	126
Nissan Motor Co., Ltd. (a)	116,300	996
Nisshin Seifun Group, Inc.	8,000	103
Nisshinbo Holdings, Inc.	4,000	41
Nissin Foods Holdings Co., Ltd.	4,000	135
Nitto Denko Corp.	11,400	443
Nomura Holdings, Inc.	157,700	1,162
Nomura Real Estate Holdings, Inc.	500	8
Nomura Real Estate Office Fund, Inc. REIT	1	6
Nomura Research Institute Ltd.	8,000	182
NSK Ltd. (c)	40,000	316
NTN Corp.	28,000	126
NTT Data Corp.	87	290
NTT DoCoMo, Inc.	196	299
NTT Urban Development Corp.	7	6
Obayashi Corp.	47,000	209
Obic Co., Ltd.	650	118
OJI Paper Co., Ltd. (c)	62,400	274
Olympus Corp. (c)	6,500	209
Omron Corp.	13,300	309
Onward Holdings Co., Ltd. (c)	10,000	78
Oracle Corp. Japan	2,600	121
Oriental Land Co., Ltd.	3,400	237
ORIX Corp. (c)	870	77
Osaka Gas Co., Ltd.	52,600	188
Panasonic Corp.	148,800	2,276
Panasonic Electric Works Co., Ltd.	17,000	215
Promise Co., Ltd.	2,550	24
Resona Holdings, Inc.	25,600	324
Ricoh Co., Ltd.	52,000	812
Rohm Co., Ltd.	8,200	612
Sanyo Electric Co., Ltd. (a)	88,000	141
Sapporo Hokuyo Holdings, Inc.	2,000	9
Sapporo Holdings Ltd.	9,000	47
SBI Holdings, Inc.	700	138
Secom Co., Ltd.	8,700	381
Seiko Epson Corp. (c)	7,500	116
Sekisui Chemical Co., Ltd.	25,000	170
Sekisui House Ltd.	52,600	525
Seven & I Holdings Co., Ltd.	54,700	1,322
Sharp Corp.	42,200	528
Shimamura Co., Ltd.	1,200	106
Shimano, Inc.	7,000	310
Shimizu Corp.	49,600	207
Shin-Etsu Chemical Co., Ltd.	30,196	1,754
Shinsei Bank Ltd. (c)	88,000	106
Shionogi & Co., Ltd.	12,000	228
Shiseido Co., Ltd. (c)	26,400	573
Shizuoka Bank Ltd. (The)	32,000	279
Showa Denko KK	43,000	97
Showa Shell Sekiyu KK (c)	10,100	68
SMC Corp.	5,100	692
Softbank Corp.	68,000	1,675
Sompo Japan Insurance, Inc.	48,000	337
Sony Corp.	55,197	2,114
Sony Financial Holdings, Inc.	6	20
Stanley Electric Co., Ltd.	4,600	89
Sumitomo Chemical Co., Ltd.	76,600	374
Sumitomo Corp.	59,800	688
Sumitomo Electric Industries Ltd.	37,400	458
Sumitomo Heavy Industries Ltd.	28,000	169
Sumitomo Metal Industries Ltd.	250,000	757
Sumitomo Metal Mining Co., Ltd.	70,800	1,053
Sumitomo Mitsui Financial Group, Inc.	55,900	1,848
Sumitomo Realty & Development Co., Ltd. (c)	15,000	285

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Japan (cont’d)
Sumitomo Trust & Banking Co., Ltd. (The)	153,000	$897
Suruga Bank Ltd.	1,000	9
Suzuki Motor Corp.	10,200	225
T&D Holdings, Inc.	12,800	303
Taiheiyo Cement Corp. (a)	47,000	67
Taisei Corp.	72,000	159
Taisho Pharmaceutical Co., Ltd.	8,441	153
Takashimaya Co., Ltd.	20,000	164
Takeda Pharmaceutical Co., Ltd.	53,400	2,350
TDK Corp.	7,200	479
Teijin Ltd.	49,400	166
Terumo Corp. (c)	14,200	756
THK Co., Ltd.	3,000	65
Tobu Railway Co., Ltd. (c)	45,400	252
Toho Co., Ltd.	4,500	72
Tohoku Electric Power Co., Inc.	11,900	252
Tokio Marine Holdings, Inc.	55,952	1,576
Tokyo Broadcasting System, Inc.	5,900	89
Tokyo Electric Power Co., Inc. (The)	29,100	776
Tokyo Electron Ltd.	16,000	1,061
Tokyo Gas Co., Ltd.	60,600	267
Tokyo Tatemono Co., Ltd.	12,000	43
Tokyu Corp.	54,400	228
Tokyu Land Corp.	2,000	8
TonenGeneral Sekiyu KK	19,000	160
Toppan Printing Co., Ltd. (c)	22,600	204
Toray Industries, Inc.	67,100	392
Toshiba Corp. (a)	167,000	863
Tosoh Corp. (c)	32,000	81
Toto Ltd.	27,600	188
Toyo Seikan Kaisha Ltd.	10,900	193
Toyoda Gosei Co., Ltd.	800	22
Toyota Boshoku Corp.	3,500	67
Toyota Industries Corp.	4,850	139
Toyota Motor Corp.	126,600	5,071
Trend Micro, Inc.	6,600	230
Unicharm Corp. (c)	3,300	319
UNY Co., Ltd.	7,700	64
Ushio, Inc.	3,100	53
USS Co., Ltd.	1,710	116
West Japan Railway Co.	26	90
Yahoo! Japan Corp. (c)	1,042	380
Yakult Honsha Co., Ltd. (c)	5,500	148
Yamada Denki Co., Ltd. (c)	5,710	421
Yamaha Corp.	6,900	89
Yamaha Motor Co., Ltd. (a)(c)	2,800	42
Yamato Holdings Co., Ltd.	14,400	202
Yamazaki Baking Co., Ltd.	7,000	87
Yokogawa Electric Corp. (c)	14,800	129
		118,116
Luxembourg (0.1%)
Oriflame Cosmetics S.A.	6,989	436

Malaysia (0.0%)
YTL Corp. Bhd	670	2

Malta (0.0%)
BGP Holdings plc (a)(d)	72,261	—

Mexico (0.0%)
Wal-Mart de Mexico S.A.B. de C.V.	1	—	@

Netherlands (2.7%)
Aegon N.V. (a)(c)	87,168	597
Akzo Nobel N.V.	15,131	862
ASML Holding N.V.	22,764	814
Corio N.V. REIT	2,695	180
Fugro N.V. CVA (c)	11,949	781
Heineken N.V.	13,278	682
ING Groep N.V. CVA (a)	77,612	775
Koninklijke Ahold N.V.	1,806	24
Koninklijke DSM N.V. (c)	8,961	400
Koninklijke KPN N.V.	108,793	1,724
Koninklijke Philips Electronics N.V.	53,183	1,705
Reed Elsevier N.V.	40,092	487
SBM Offshore N.V. (c)	27,469	550
TNT N.V.	39,432	1,131
Unilever N.V. CVA (c)	89,773	2,715
Wolters Kluwer N.V. (c)	27,231	590
		14,017
New Zealand (0.0%)
Telecom Corp. of New Zealand Ltd.	19,672	30

Norway (1.8%)
DNB NOR ASA (a)	57,105	652
Norsk Hydro ASA (a)	78,707	600
Orkla ASA	70,280	622
Renewable Energy Corp. A.S. (a)(c)	10,500	49
SeaDrill Ltd. (c)	51,900	1,210
StatoilHydro ASA	70,578	1,634
Telenor ASA (a)	109,280	1,482
Yara International ASA (c)	74,988	3,255
		9,504
Poland (1.5%)
Asseco Poland S.A.	17,292	344
Bank Handlowy w Warszawie S.A. (a)	11,841	332
Bank Pekao S.A. (a)	12,636	734
Bank Zachodni WBK S.A. (a)	7,434	536
Getin Holding S.A. (a)	83,649	315
Globe Trade Centre S.A. (a)	15,400	134
KGHM Polska Miedz S.A.	30,679	1,152
PBG S.A. (a)	2,300	173
Polski Koncern Naftowy Orlen S.A. (a)	71,214	967
Polskie Gornictwo Naftowe I Gazownictwo S.A.	182,195	233
Powszechna Kasa Oszczednosci Bank Polski S.A.	127,056	1,777
Telekomunikacja Polska S.A.	176,492	1,002
		7,699
Russia (1.5%)
Gazprom OAO ADR (c)	116,250	2,712
LUKOIL OAO ADR (c)	23,600	1,338

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Russia (cont’d)
MMC Norilsk Nickel ADR (a)(c)	37,750	$695
Mobile Telesystems OJSC ADR	9,800	544
NovaTek OAO GDR	2,800	204
Polyus Gold Co. ADR	6,600	170
Rosneft Oil Co. GDR	78,500	623
Surgutneftegaz ADR	39,900	395
Tatneft ADR	13,767	431
Vimpel-Communications OJSC ADR	20,300	374
VTB Bank (OJSC) GDR	76,400	423
		7,909
Singapore (0.9%)
Ascendas REIT	55,000	76
CapitaLand Ltd.	91,000	258
CapitaMall Trust REIT	78,514	99
City Developments Ltd. (c)	20,741	157
ComfortDelgro Corp., Ltd.	63,538	71
DBS Group Holdings Ltd.	60,678	620
Fraser & Neave Ltd.	37,000	127
Golden Agri-Resources Ltd. (a)	197,315	82
Jardine Cycle & Carriage Ltd.	5,034	106
Keppel Corp. Ltd.	48,000	313
Olam International Ltd.	45,000	83
Oversea-Chinese Banking Corp. Ltd.	89,758	559
SembCorp Industries Ltd.	39,183	116
SembCorp Marine Ltd.	35,000	105
Singapore Airlines Ltd.	29,010	315
Singapore Exchange Ltd. (c)	30,581	167
Singapore Press Holdings Ltd. (c)	53,083	145
Singapore Technologies Engineering Ltd. (c)	46,000	105
Singapore Telecommunications Ltd.	286,115	648
United Overseas Bank Ltd.	41,448	569
Wilmar International Ltd.	48,000	230
		4,951
Spain (2.2%)
Abertis Infraestructuras S.A.	8,813	170
Acerinox S.A.	4,018	79
ACS Actividades de Construccion y Servicios S.A. (c)	225	10
Banco Bilbao Vizcaya Argentaria S.A.	155,558	2,128
Banco Popular Espanol S.A.	27,649	204
Banco Santander S.A.	360,711	4,794
Criteria Caixacorp S.A.	8,503	42
Ferrovial S.A.	3,546	35
Gas Natural SDG S.A.	4,470	83
Iberdrola S.A.	56,265	477
Inditex S.A.	3,811	251
Indra Sistemas S.A. (c)	832	17
Mapfre S.A. (c)	10,011	37
Repsol YPF S.A.	25,520	604
Telefonica S.A.	110,188	2,610
Zardoya Otis S.A.	5,321	92
		11,633
Sweden (2.3%)
Alfa Laval AB (c)	14,789	218
Assa Abloy AB, Class B	16,071	314
Atlas Copco AB, Class A (c)	34,896	541
Atlas Copco AB, Class B	19,194	269
Electrolux AB, Class B	12,800	293
Getinge AB, Class B	14,547	349
Hennes & Mauritz AB, Class B (c)	19,508	1,267
Holmen AB, Class B	3,400	92
Husqvarna AB, Class B (a)	12,800	93
Investor AB, Class B	36,394	698
Lundin Petroleum AB (a)(c)	11,785	100
Nordea Bank AB (c)	113,469	1,120
Sandvik AB (c)	52,290	654
Securitas AB, Class B	800	9
Skanska AB, Class B	15,972	290
SKF AB, Class B (c)	16,200	288
Ssab Svenskt Stal AB, Class A (c)	11,481	206
Svenska Cellulosa AB, Class B	37,666	531
Svenska Handelsbanken AB, Class A	25,083	735
Swedish Match AB	13,822	330
Tele2 AB, Class B	9,285	155
Telefonaktiebolaget LM Ericsson, Class B	183,200	1,931
TeliaSonera AB (a)	94,172	668
Volvo AB, Class A (a)	23,475	232
Volvo AB, Class B (c)	56,409	568
		11,951
Switzerland (7.5%)
ABB Ltd. (Registered) (a)	157,935	3,450
Baloise Holding AG	2,378	211
Compagnie Financiere Richemont S.A.	39,486	1,529
Credit Suisse Group AG (Registered)	52,556	2,709
GAM Holding Ltd. (c)	12,484	153
Geberit AG (Registered)	1,743	312
Givaudan S.A. (Registered)	366	321
Holcim Ltd. (Registered) (a)	12,021	896
Julius Baer Group Ltd.	12,484	453
Logitech International S.A. (Registered) (a)(c)	9,587	158
Lonza Group AG (Registered) (c)	1,429	117
Nestle S.A. (Registered)	181,613	9,301
Nobel Biocare Holding AG (Registered)	8,814	236
Novartis AG (Registered)	92,921	5,019
Pargesa Holding S.A.	400	34
Roche Holding AG (Genusschein)	27,946	4,532
Schindler Holding AG	2,791	246
STMicroelectronics N.V.	24,716	246
Straumann Holding AG (Registered)	577	144
Swatch Group AG (The)	3,150	187
Swatch Group AG (The), Class B	3,030	966

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Switzerland (cont’d)
Swiss Life Holding AG (a)(c)	1,052	$138
Swiss Reinsurance (Registered) (a)	20,150	992
Swisscom AG (Registered) (c)	1,138	415
Syngenta AG (Registered)	12,955	3,597
Synthes, Inc.	4,449	555
UBS AG (Registered) (a)	71,112	1,156
Zurich Financial Services AG (Registered)	5,896	1,511
		39,584
Turkey (0.9%)
Akbank T.A.S.	92,541	598
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	33,902	357
BIM Birlesik Magazalar A.S.	5,302	276
Enka Insaat ve Sanayi A.S.	46,464	216
Eregli Demir ve Celik Fabrikalari T.A.S. (a)	74,366	223
Haci Omer Sabanci Holding A.S.	48,886	209
KOC Holding A.S. (a)	37,105	127
Tupras Turkiye Petrol Rafine (a)	14,701	334
Turk Telekomunikasyon A.S.	77,314	260
Turkcell Iletisim Hizmet A.S.	71,063	433
Turkiye Garanti Bankasi A.S.	144,854	678
Turkiye Halk Bankasi A.S.	27,259	198
Turkiye Is Bankasi (a)	41,360	130
Turkiye Is Bankasi A.S., Class C	89,683	292
Turkiye Vakiflar Bankasi T.A.O., Class D (a)	60,091	161
Yapi ve Kredi Bankasi A.S. (a)	64,648	164
		4,656
United Kingdom (17.5%)
3I Group plc	32,866	145
Admiral Group plc	7,443	149
Aggreko plc	27,603	499
AMEC plc	59,874	726
Anglo American plc (a)	45,093	1,967
AstraZeneca plc	57,486	2,564
Aviva plc	115,032	673
BAE Systems plc	158,630	894
Balfour Beatty plc	24,916	110
Barclays plc	328,637	1,797
Berkeley Group Holdings plc (a)	4,297	53
BG Group plc	177,539	3,073
BHP Billiton plc	18,809	645
BP plc	1,033,100	9,773
British Airways plc (a)	42,826	158
British American Tobacco plc	77,736	2,680
British Land Co. plc REIT	44,225	323
British Sky Broadcasting Group plc	99,848	912
BT Group plc, Class A	475,069	893
Bunzl plc	20,471	224
Burberry Group plc	23,273	252
Capita Group plc (The)	8,758	101
Carnival plc	8,458	347
Centrica plc	158,610	707
Charter International plc	30,849	351
Cobham plc	55,949	218
Compass Group plc	103,888	829
Diageo plc	113,643	1,907
Firstgroup plc	29,220	159
G4S plc	17,197	68
GlaxoSmithKline plc	216,685	4,161
Hammerson plc REIT	35,435	212
Home Retail Group plc	29,904	123
HSBC Holdings plc	801,782	8,128
ICAP plc	7,177	41
Imperial Tobacco Group plc	30,916	943
Intercontinental Hotels Group plc	17,451	273
International Power plc	21,759	105
Invensys plc	29,780	154
Investec plc	9,732	80
J. Sainsbury plc	54,871	273
Johnson Matthey plc	10,274	272
Kingfisher plc	42,716	139
Ladbrokes plc	29,776	72
Land Securities Group plc REIT	38,932	401
Legal & General Group plc	296,801	397
Liberty International plc REIT	22,973	176
Lloyds Banking Group plc (a)	485,366	462
London Stock Exchange Group plc	1,887	20
Man Group plc	134,989	495
Marks & Spencer Group plc	57,887	325
National Grid plc	179,297	1,745
Next plc	8,917	293
Old Mutual plc (a)	221,514	412
Pearson plc	45,276	712
Petrofac Ltd.	37,300	680
Prudential plc	99,472	826
Reckitt Benckiser Group plc	27,948	1,534
Reed Elsevier plc	61,867	493
Rexam plc	32,224	143
Rio Tinto plc	34,083	2,020
Rolls-Royce Group plc (a)	86,497	782
Royal Bank of Scotland Group plc (a)	837,831	559
Royal Dutch Shell plc, Class A	196,853	5,706
Royal Dutch Shell plc, Class B	144,558	3,983
RSA Insurance Group plc	150,732	292
SABMiller plc	43,048	1,262
Sage Group plc (The)	75,435	274
Schroders plc	5,016	107
Scottish & Southern Energy plc	79,182	1,323
Segro plc REIT	35,834	174
Serco Group plc	6,990	64
Severn Trent plc	26,238	476
Smith & Nephew plc	127,242	1,268
Smiths Group plc	19,042	328
Standard Chartered plc	95,411	2,603
Standard Life plc	84,634	257
Tesco plc	308,257	2,037
TI Automotive Ltd., Class A (a)(d)	1,505	—
Tomkins plc	49,813	178

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
United Kingdom (cont’d)
Unilever plc	45,870	$1,347
United Utilities Group plc	10,760	91
Vodafone Group plc	2,947,213	6,798
Whitbread plc	10,255	229
Wolseley plc (a)	2,954	71
WPP plc	173,599	1,799
Xstrata plc (a)	48,109	911
		92,226
Total Common Stocks (Cost $435,453)		471,431

	No. of
	Rights
Rights (0.0%)
Germany (0.0%)
Volkswagen AG, expires 4/13/10 (a)	14,574	9
Poland (0.0%)
Asseco Poland SA, expires 12/31/49 (a)(d)	17,292	—
Total Rights (Cost $—)		9

	No. of
	Warrants
Warrants (0.0%)
France (0.0%)
Fonciere Des Regions, expires 12/31/10 (a)	1,185	1
Italy (0.0%)
Mediobanca S.p.A., expires 3/18/11 (a)	5,319	1
Unione Di Banche Italiane SCPA, expires 6/30/11 (a)	468	—	@
		1
Total Warrants (Cost $—)		2

Shares
Short-Term Investments (16.1%)
Securities held as Collateral on Loaned Securities (6.5%)
Investment Company (6.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	31,355,932	31,356

Face Amount
(000)
Repurchase Agreement (0.5%)

Deutsche Bank Securities, Inc., 0.02%, dated 3/31/10, due 4/1/10, repurchase price $2,818; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, Fixed Rate Mortgage, 4.00%, due 9/6/13; Federal Home Loan Bank, Discount Note, Zero Coupon, due 4/14/10; Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage, 0.15%, due 7/12/10; Federal Home Loan Mortgage Corp., Discount Note, Zero Coupon, due 5/25/10; Federal National Mortgage Association, Fixed Rate Mortgages, 2.38% to 6.00%, due 5/20/10 to 1/22/37; Federal National Mortgage Association, Discount Note, Zero Coupon, due 6/16/10, valued at $2,874.

	$2,818	2,818
34,174

	Shares
Investment Company (9.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	50,518,108	50,518
Total Short-Term Investments (Cost $84,692)		84,692
Total Investments (105.7%) (Cost $520,145) — Including $32,655 of Securities Loaned +		556,134
Liabilities in Excess of Other Assets (-5.7%)		(29,852)
Net Assets (100%)		$526,282

(a)                                  Non-income producing security.

(c)                                  All or a portion of security on loan at March 31, 2010. At March 31, 2010, the Portfolio had loaned securities with a total value of approximately $32,655,000. This was secured by collateral of approximately $34,174,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(d)                                 At March 31, 2010, the Portfolio held $0 of fair valued securities, representing 0.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

(o)                                 The Mitsubishi UFJ Financial Group, Inc., acquired at a cost of approximately $3,694,000, is advised by an affiliate of the Adviser. For the period ended March 31, 2010, the Portfolio had no purchases or sales of the security. The Portfolio derived approximately $24,000 of income from this security during the period ended March 31, 2010. The Mitsubishi UFJ Lease & Finance Co., Ltd., acquired at a cost of approximately $28,000, is advised by an affiliate of the Adviser. For the period ended March 31, 2010, the Portfolio had no purchases or sales of the security. The Portfolio derived less than $500 of income from this security during the period ended March 31, 2010.  The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Advisor, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees were reduced by approximately $13,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $52,000. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $222,791,000 and $240,363,000, respectively.

@                                    Value is less than $500.

+                                         At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $520,145,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $35,989,000 of which $71,601,000 related to appreciated securities and $35,612,000 related to depreciated securities.

ADR                     American Depositary Receipt

CVA                      Certificaten Van Aandelen

GDR                       Global Depositary Receipt

REIT                     Real Estate Investment Trust

VVPR                 Verminderde Voorheffing Precompte Reduit

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
AUD	6,616	$6,065	4/15/10	USD	5,975	$5,975	$(90)
EUR	7,470	10,090	4/15/10	USD	9,979	9,979	(111)
EUR	206	279	4/15/10	USD	284	284	5
EUR	12,236	16,526	4/15/10	USD	16,844	16,844	318
HKD	70,047	9,022	4/15/10	USD	9,027	9,027	5
JPY	216,998	2,321	4/15/10	USD	2,322	2,322	1
JPY	1,452,532	15,538	4/15/10	USD	16,063	16,063	525
JPY	742,833	7,946	4/15/10	USD	8,221	8,221	275
JPY	183,687	1,965	4/15/10	USD	2,030	2,030	65
JPY	2,546,674	27,242	4/15/10	USD	28,173	28,173	931
USD	16,741	16,741	4/15/10	AUD	18,362	16,832	91
USD	1,094	1,094	4/15/10	CHF	1,154	1,094	— @
USD	2,824	2,824	4/15/10	EUR	2,056	2,777	(47)
USD	7,746	7,746	4/15/10	EUR	5,629	7,603	(143)
USD	12,134	12,134	4/15/10	EUR	8,819	11,912	(222)
USD	6,289	6,289	4/15/10	EUR	4,579	6,184	(105)
USD	7,991	7,991	4/15/10	EUR	5,809	7,846	(145)
USD	12,764	12,764	4/15/10	JPY	1,153,494	12,339	(425)
USD	8,885	8,885	4/15/10	JPY	802,531	8,585	(300)
USD	923	923	4/15/10	JPY	83,457	893	(30)
USD	30,239	30,239	4/15/10	JPY	2,729,825	29,201	(1,038)
USD	309	309	4/15/10	JPY	27,972	299	(10)
		$204,933				$204,483	$(450)

AUD	—	Australian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
USD	—	United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
DAX Index (Germany)	77	$16,158	Jun-10	$513
DJ Euro STOXX 50 (Germany)	303	11,810	Jun-10	133
FTSE 100 IDX (United Kingdom)	133	11,433	Jun-10	39
H-Shares IDX (Hong Kong)	126	10,060	Apr-10	516
MSCI Sing IX ETS (Singapore)	60	2,902	Apr-10	(22)
SGX S&P CNX NIFTY (Singapore)	171	1,800	Apr-10	10
				$1,189

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Aerospace & Defense	$2,450	$—	$—		$2,450
Air Freight & Logistics	1,921	—	—		1,921
Airlines	775	—	—		775
Auto Components	3,609	—	—	†	3,609
Automobiles	15,965	—	—		15,965
Beverages	6,955	—	—		6,955
Biotechnology	275	—	—		275
Building Products	3,075	—	—		3,075
Capital Markets	8,974	—	—		8,974
Chemicals	20,546	—	—		20,546
Commercial Banks	60,199	—	—		60,199
Commercial Services & Supplies	1,784	—	—		1,784
Communications Equipment	5,158	—	—		5,158
Computers & Peripherals	2,487	—	—		2,487
Construction & Engineering	2,908	—	—		2,908
Construction Materials	2,366	—	—		2,366
Consumer Finance	286	—	—		286
Containers & Packaging	673	—	—		673
Distributors	569	—	—		569
Diversified Consumer Services	143	—	—		143
Diversified Financial Services	4,821	—	—	†	4,821
Diversified Telecommunication Services	14,066	1,388	—		15,454
Electric Utilities	9,908	—	—		9,908
Electrical Equipment	8,997	—	—		8,997
Electronic Equipment, Instruments & Components	7,511	—	—		7,511
Energy Equipment & Services	8,216	—	—		8,216
Food & Staples Retailing	9,145	—	—		9,145
Food Products	16,864	—	—		16,864
Gas Utilities	1,299	—	—		1,299
Health Care Equipment & Supplies	4,271	—	—		4,271
Health Care Providers & Services	673	—	—		673
Hotels, Restaurants & Leisure	2,974	—	—		2,974
Household Durables	6,433	—	—		6,433
Household Products	2,964	—	—		2,964
Independent Power Producers & Energy Traders	105	—	—		105
Industrial Conglomerates	9,893	—	—		9,893
Information Technology Services	1,193	—	—		1,193
Insurance	16,520	—	—		16,520
Internet & Catalog Retail	123	—	—		123
Internet Software & Services	380	—	—		380
Leisure Equipment & Products	767	—	—		767
Life Science Tools & Services	117	—	—		117
Machinery	13,294	—	—		13,294
Marine	1,157	—	—		1,157
Media	6,788	—	—		6,788
Metals & Mining	31,205	—	—		31,205
Multiline Retail	1,522	—	—		1,522
Multi-Utilities	5,548	—	—		5,548
Office Electronics	5,144	—	—		5,144
Oil, Gas & Consumable Fuels	46,724	—	—		46,724
Paper & Forest Products	1,792	—	—		1,792
Personal Products	1,372	—	—		1,372
Pharmaceuticals	28,190	—	—		28,190
Professional Services	440	—	—		440
Real Estate Investment Trusts (REITs)	4,281	—	—		4,281
Real Estate Management & Development	8,629	—	—		8,629
Road & Rail	4,270	—	—		4,270
Semiconductors & Semiconductor Equipment	3,018	—	—		3,018
Software	5,470	—	—		5,470
Specialty Retail	4,206	—	—		4,206

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Fair Value Measurement Information:(cont’d)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets: (cont’d)
Common Stocks (cont’d)
Textiles, Apparel & Luxury Goods	$5,097	$—	$—		$5,097
Tobacco	5,371	—	—		5,371
Trading Companies & Distributors	7,467	—	—		7,467
Transportation Infrastructure	405	—	—		405
Water Utilities	476	—	—		476
Wireless Telecommunication Services	9,819	—	—		9,819
Total Common Stocks	470,043	1,388	—	†	471,431
Foreign Currency Exchange Contracts	—	2,216	—		2,216
Futures	1,211	—	—		1,211
Rights	9	—	—		9
Short-Term Investments
Investment Companies	81,874	—	—		81,874
Repurchase Agreement	—	2,818	—		2,818
Total Short-Term Investments	81,874	2,818	—		84,692
Warrants	2	—	—		2
Total Assets	553,139	6,422	—	†	559,561

Liabilities:
Foreign Currency Exchange Contracts	$—	$2,666	$—		$2,666
Futures	22	—	—		22
Total Liabilities	22	2,666	—		2,688
Total	$553,117	$3,756	$—	†	$556,873

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common
	Stocks		Rights
Balance as of 12/31/09	$—	†	$—	†
Accrued discounts/premiums	—		—
Realized gain (loss)	—		—
Change in unrealized appreciation (depreciation)	—		—
Net purchases (sales)	—		—
Net transfers in and/or out of Level 3	—		—
Balance as of 3/31/10	$—	†	$—
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/10.	$—		$—

† Includes a security which is valued at zero.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Common Stocks (96.7%)
Brazil (12.4%)
Banco Bradesco S.A. ADR (c)	698,560	$12,875
Banco Bradesco S.A. (Preference)	304,370	5,573
Banco Nacional S.A. (Preference) (a)(d)(l)	295,998,880	—
BRF - Brasil Foods S.A.	822,276	22,227
BRF - Brasil Foods S.A. ADR (c)	4,700	258
Cia de Bebidas das Americas (Preference) ADR	195,800	17,947
Cia de Concessoes Rodoviarias	196,200	4,291
Cielo S.A.	1,826,400	17,346
Itau Unibanco Holding S.A.	252,062	5,519
Itau Unibanco Holding S.A. (Preference) ADR (c)	1,312,374	28,859
MRV Engenharia e Participacoes S.A.	1,356,700	9,536
NET Servicos de Comunicacao S.A. ADR (a)(c)	16,100	209
NET Servicos de Comunicacao S.A. (Preference) (a)	778,955	10,075
OGX Petroleo e Gas Participacoes S.A.	642,100	6,008
PDG Realty S.A. Empreendimentos e Participacoes	1,082,000	9,053
Petroleo Brasileiro S.A. ADR (c)	258,300	11,492
Petroleo Brasileiro S.A., Class A ADR	288,424	11,419
Petroleo Brasileiro S.A. (Preference)	1,045,972	20,727
Tim Participacoes S.A. ADR	187,300	5,199
Ultrapar Participacoes S.A. (Preference)	194,500	9,293
Vale S.A. ADR (c)	69,900	2,250
Vale S.A. (Preference), Class A	150,084	4,165
Vale S.A. (Preference) ADR (c)	1,731,875	48,077
Vivo Participacoes S.A. (Preference) ADR	384,000	10,410
		272,808
China/Hong Kong (17.0%)
Bank of China Ltd., Class H	25,255,900	13,467
Beijing Enterprises Holdings Ltd. (c)	1,825,500	12,685
Belle International Holdings Ltd.	8,751,000	11,767
China Citic Bank, Class H (c)	15,133,000	11,344
China Coal Energy Co.	8,330,000	13,003
China Construction Bank Corp., Class H	41,725,000	34,179
China Dongxiang Group Co.	5,922,500	4,272
China Life Insurance Co., Ltd., Class H (c)	5,580,000	26,735
China Longyuan Power Group Corp., Class H (a)	2,046,000	2,424
China Mobile Ltd. (c)	2,270,000	21,840
China Oilfield Services Ltd., Class H	6,574,000	9,652
China Pacific Insurance Group Co., Ltd., Class H (a)	3,049,600	13,511
China Petroleum & Chemical Corp., Class H	29,252,000	23,961
China Resources Power Holdings Co., Ltd.	6,097,900	13,053
China Telecom Corp., Ltd., Class H,	11,810,000	5,826
China Unicom Hong Kong Ltd.	9,718,000	10,939
China Zhongwang Holdings Ltd. (a)(c)	12,508,800	10,988
Dongfeng Motor Group Co., Ltd., Class H (c)	8,319,000	13,522
Fushan International Energy Group Ltd. (c)	11,052,000	8,398
GOME Electrical Appliances Holdings Ltd. (a)(c)	72,351,258	24,321
Hengan International Group Co., Ltd.	642,500	4,791
Industrial & Commercial Bank of China, Class H (c)	24,644,000	18,790
Mead Johnson Nutrition Co.	217,070	11,294
PetroChina Co., Ltd., Class H (c)	6,944,000	8,121
Ping An Insurance Group Co. of China Ltd., Class H (c)	1,299,500	11,197
Sany Heavy Equipment International Holdings Co., Ltd. (a)	4,703,000	5,270
Shanghai Industrial Holdings Ltd. (c)	3,760,000	17,240
Tsingtao Brewery Co., Ltd., Class H	914,000	4,597
Want Want China Holdings Ltd. (c)	9,650,000	6,848
		374,035
Czech Republic (1.4%)
CEZ A.S.	111,819	5,282
Komercni Banka A.S.	93,786	19,033
Telefonica O2 Czech Republic A.S.	273,113	6,378
		30,693
Egypt (2.2%)
Commercial International Bank	1,705,460	20,152
Orascom Construction Industries	181,380	8,693
Orascom Construction Industries GDR	106,042	5,049
Telecom Egypt	4,526,504	13,984
		47,878
Hungary (1.6%)
MOL Hungarian Oil and Gas Nyrt. (a)	135,530	13,866
OTP Bank plc (a)	133,298	4,662
Richter Gedeon Nyrt.	77,564	16,779
		35,307
India (9.2%)
Asian Paints Ltd.	137,634	6,250
Bharat Heavy Electricals Ltd.	182,303	9,708

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
India (cont’d)
Colgate-Palmolive India Ltd.	281,354	$4,232
Deccan Chronicle Holdings Ltd.	1,164,120	3,997
Dr. Reddy’s Laboratories Ltd.	372,445	10,577
Glenmark Pharmaceuticals Ltd.	1,390,958	8,320
Godrej Consumer Products Ltd.	823,957	4,796
GVK Power & Infrastructure Ltd. (a)	1,004,028	1,003
HDFC Bank Ltd.	575,806	24,798
Hero Honda Motors Ltd.	184,010	7,969
Hindalco Industries Ltd.	2,220,150	8,963
Hindustan Construction Co.	1,467,584	4,384
IndusInd Bank Ltd.	2,072,642	7,853
Infosys Technologies Ltd.	433,930	25,284
ITC Ltd.	1,140,100	6,680
KSK Energy Ventures Ltd. (a)	1,621,000	6,653
Marico Ltd.	1,845,900	4,484
Nestle India Ltd.	67,520	4,025
Reliance Industries Ltd.	393,269	9,410
Rural Electrification Corp. Ltd.	726,715	4,057
Shree Renuka Sugars Ltd.	2,711,000	4,305
Sun TV Network Ltd.	562,828	5,366
Tata Motors Ltd.	893,817	15,085
Wipro Ltd.	571,645	9,002
Yes Bank Ltd. (a)	1,162,600	6,635
		203,836
Indonesia (3.6%)
Astra International Tbk PT	3,737,500	17,210
Bank Central Asia Tbk PT	22,526,500	13,616
Bank Rakyat Indonesia	8,994,500	8,155
Bumi Resources Tbk PT	28,330,000	7,005
Indocement Tunggal Prakarsa Tbk PT	1,460,500	2,287
Indofood Sukses Makmur Tbk PT	22,679,500	9,409
Indosat Tbk PT	3,205,500	1,937
Perusahaan Gas Negara PT	14,252,000	6,657
Telekomunikasi Indonesia Tbk PT	14,782,000	13,077
		79,353
Israel (0.5%)
Check Point Software Technologies (a)	292,496	10,255

Malaysia (0.9%)
Axiata Group Bhd (a)	9,388,700	11,081
Sime Darby Bhd	3,593,200	9,594
		20,675
Mexico (5.7%)
America Movil S.A.B. de C.V., L, Class L ADR	1,113,644	56,061
Fomento Economico Mexicano S.A.B. de C.V. ADR	580,200	27,577
Grupo Financiero Banorte S.A.B. de C.V., Class O	3,253,700	14,432
Grupo Televisa S.A. ADR	900,600	18,930
Wal-Mart de Mexico S.A.B. de C.V.	1,673,300	8,574
		125,574
Philippines (1.3%)
Ayala Corp.	809,770	5,958
Metro Pacific Investments Corp. (a)	82,460,000	5,657
Metropolitan Bank & Trust	5,104,000	5,647
Philippine Long Distance Telephone Co.	149,080	7,983
SM Investments Corp.	379,320	3,106
		28,351
Poland (3.7%)
Bank Handlowy w Warszawie S.A. (a)	233,006	6,525
Bank Zachodni WBK S.A. (a)	100,207	7,223
Central European Distribution Corp. (a)(c)	411,316	14,400
Polski Koncern Naftowy Orlen S.A. (a)	1,074,681	14,597
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,658,514	23,195
Telekomunikacja Polska S.A.	2,734,846	15,519
		81,459
Russia (4.5%)
Alliance Cellulose Ltd. (a)(d)(l)	592,359	—
LUKOIL OAO ADR (c)	581,472	32,969
Polyus Gold Co. ADR	239,272	6,161
Rosneft Oil Co. GDR	1,658,285	13,150
RusHydro (a)	113,057,466	5,936
RusHydro ADR (a)	1,081,743	5,712
Sberbank of Russian Federation	3,085,855	9,042
Vimpel-Communications ADR	221,991	4,087
Wimm-Bill-Dann Foods OJSC ADR (c)	509,016	11,412
X5 Retail Group N.V. GDR (a)	310,916	10,820
		99,289
Singapore (0.4%)
Golden Agri-Resources Ltd. (a)	19,623,000	8,136

South Africa (7.8%)
Anglo Platinum Ltd. (a)(c)	163,117	16,572
Avi Ltd.	1,273,900	4,163
Impala Platinum Holdings Ltd.	949,200	27,888
Imperial Holdings Ltd.	693,600	9,550
Kumba Iron Ore Ltd. (c)	178,400	8,644
MTN Group Ltd. (a)	2,379,392	36,587
Naspers Ltd., Class N	688,196	29,904
SABMiller plc	736,057	21,650
Tiger Brands Ltd.	691,735	17,417
		172,375
South Korea (11.6%)
Amorepacific Corp.	10,201	7,420
Cheil Industries, Inc.	134,625	7,603
Cheil Worldwide, Inc.	34,248	10,140
Hyundai Engineering & Construction Co., Ltd.	107,489	5,900
Hyundai Mobis	66,910	8,870
Hyundai Motor Co.	78,046	7,967
KB Financial Group, Inc.	139,335	6,724
Kia Motors Corp.	699,797	15,617
Korea Exchange Bank	259,060	3,091

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
South Korea (cont’d)
Korea Life Iinsurance Co., Ltd. (a)	470,240	$3,641
KT Corp.	94,330	3,898
LG Chem Ltd.	95,058	20,205
LG Display Co., Ltd.	387,870	13,695
LG Display Co., Ltd. ADR (c)	161,400	2,854
LG Telecom Ltd.	261,452	1,784
NCSoft Corp.	21,706	2,753
NHN Corp. (a)	66,775	10,623
OCI Co., Ltd.	41,823	7,282
Samsung Electronics Co., Ltd.	77,949	56,354
Samsung Electronics Co., Ltd. (Preference)	20,710	9,847
Samsung Fire & Marine Insurance Co., Ltd. (a)	48,879	7,841
Shinhan Financial Group Co., Ltd.	458,446	18,010
Shinsegae Co., Ltd.	19,109	9,036
SSCP Co., Ltd. (a)	325,463	2,097
Woongjin Coway Co., Ltd.	412,672	12,784
		256,036
Taiwan (7.9%)
Acer, Inc.	4,043,661	11,943
AU Optronics Corp.	11,419,130	12,980
Cathay Financial Holding Co., Ltd. (a)	8,420,500	14,053
China Steel Corp.	11,400,000	11,792
Fubon Financial Holding Co., Ltd. (a)	9,654,000	11,734
Hon Hai Precision Industry Co., Ltd.	7,366,412	31,894
HTC Corp.	373,260	4,360
Lite-On Technology Corp.	4,709,000	6,250
Prime View International Co., Ltd. (a)	1,336,000	2,419
Siliconware Precision Industries Co.	4,449,000	5,365
Taishin Financial Holding Co., Ltd. (a)	8,821,603	3,583
Taiwan Fertilizer Co., Ltd.	1,407,000	4,497
Taiwan Semiconductor Manufacturing Co., Ltd.	16,870,205	32,670
Uni-President Enterprises Corp.	6,014,000	6,846
Wistron Corp.	4,253,809	7,729
Yuanta Financial Holding Co., Ltd.	9,284,000	5,569
		173,684
Thailand (2.5%)
Bangkok Bank PCL NVDR (c)	2,629,900	10,695
Banpu PCL (c)	364,200	6,871
Kasikornbank PCL (Foreign)	1,657,100	5,279
Kasikornbank PCL NVDR	1,147,900	3,426
PTT Exploration & Production PCL (Foreign)	1,068,700	4,908
PTT PCL (Foreign)	516,700	4,187
Siam Cement PCL NVDR	638,200	5,072
Siam Commercial Bank PCL (Foreign)	3,129,900	8,905
Total Access Communication PCL	6,069,000	7,038
		56,381
Turkey (2.5%)
Akbank T.A.S.	1,163,023	7,510
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	733,286	7,730
Coca-Cola Icecek A.S.	566,106	4,812
TAV Havalimanlari Holding A.S. (a)	1,657,188	6,660
Turk Telekomunikasyon A.S.	1,086,611	3,651
Turkcell Iletisim Hizmet A.S.	1,050,591	6,403
Turkiye Garanti Bankasi A.S.	2,951,946	13,809
Turkiye Halk Bankasi A.S.	645,231	4,676
		55,251
Total Common Stocks (Cost $1,714,643)		2,131,376

Investment Company (1.0%)
India (1.0%)
Morgan Stanley Growth Fund (a)(o) (Cost $3,244)	16,425,817	21,597

Short-Term Investments (7.9%)
Securities held as Collateral on Loaned Securities (7.4%)
Investment Company (6.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	148,593,624	148,594

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Repurchase Agreement (0.6%)

Deutsche Bank Securities, Inc., 0.02%, dated 3/31/10, due 4/1/10, repurchase price $13,354; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, Fixed Rate Mortgage, 4.00%, due 9/6/13; Federal Home Loan Bank, Discount Note, Zero Coupon, due 4/14/10; Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage, 0.15%, due 7/12/10; Federal Home Loan Mortgage Corp., Discount Note, Zero Coupon, due 5/25/10; Federal National Mortgage Association, Fixed Rate Mortgages, 2.38% to 6.00%, due 5/20/10 to 1/22/37; Federal National Mortgage Association, Discount Note, Zero Coupon, due 6/16/10, valued at $13,622.

	$13,354	$13,354
		161,948

	Shares
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	11,643,993	11,644
Total Short-Term Investments (Cost $173,592)		173,592
Total Investments (105.6%) (Cost $1,891,479) — Including $156,227 of Securities Loaned +		2,326,565
Liabilities in Excess of Other Assets (-5.6%)		(123,267)
Net Assets (100%)		$2,203,298

(a)                                  Non-income producing security.

(c)                                  All or a portion of security on loan at March 31, 2010. At March 31, 2010, the Portfolio had loaned securities with a total value of approximately $156,227,000. This was secured by collateral of approximately $161,948,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(d)                                 At March 31, 2010, the Portfolio held fair valued securities at $0, representing 0.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(l)                                     Security has been deemed illiquid at March 31, 2010.

(o)                                 The Portfolio invests in the Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Adviser. The Morgan Stanley Growth Fund has a cost basis of approximately $3,244,000 at March 31, 2010. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Morgan Stanley Growth Fund. For the period ended March 31, 2010, advisory fees paid were reduced by approximately $53,000 relating to the Portfolio’s investment in the Morgan Stanley Growth Fund. For the period ended March 31, 2010, the Portfolio sold 857,083 shares of the security for a realized gain of $921,000. The Portfolio invests in the Morgan Stanley Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by approximately $15,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $19,000. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $1,100,098,000 and $1,152,778,000, respectively.

@                                    Value is less than $500.

+                                         At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $1,891,479,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $435,086,000 of which $486,624,000 related to appreciated securities and $51,538,000 related to depreciated securities.

ADR                     American Depositary Receipt

GDR                       Global Depositary Receipt

NVDR              Non-Voting Depositary Receipt

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
BRL	3,692	$2,076	4/5/10	USD	2,066	$2,066	$(10)
CZK	16,651	886	4/2/10	USD	877	877	(9)
HKD	69,084	8,898	4/1/10	USD	8,898	8,898	—	@
HUF	175,484	893	4/2/10	USD	882	882	(11)
IDR	1,294,328	142	4/1/10	USD	142	142	—	@
INR	32,551	725	4/5/10	USD	721	721	(4)
INR	87,669	1,952	4/5/10	USD	1,942	1,942	(10)
KRW	59,780	53	4/1/10	USD	53	53	—	@
KRW	21,339	19	4/1/10	USD	19	19	—	@
KRW	121,737	108	4/1/10	USD	108	108	—	@
MXN	9,633	778	4/6/10	USD	779	779	1
PLN	4,570	1,600	4/2/10	USD	1,582	1,582	(18)
TRY	2,236	1,473	4/1/10	USD	1,460	1,460	(13)
USD	391	391	4/1/10	EGP	2,146	390	(1)
USD	247	247	4/1/10	IDR	2,239,558	246	(1)
USD	385	385	4/1/10	KRW	435,235	385	—	@
USD	140	140	4/5/10	PHP	6,323	140	—	@
USD	141	141	4/5/10	PHP	6,384	141	—	@

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Foreign Currency Exchange Contracts Information: (cont’d)

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
USD	73	$73	4/1/10	ZAR	547	$75	$2
USD	20	20	4/7/10	ZAR	148	20	—	@
USD	69	69	4/9/10	ZAR	502	69	—	@
ZAR	31,908	4,379	4/8/10	USD	4,317	4,317	(62)
		$25,448				$25,312	$(136)

BRL	—	Brazilian Real
CZK	—	Czech Koruna
EGP	—	Egyptian Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
KRW	—	Korea Won
MXN	—	Mexican Peso
PHP	—	Philippino Peso
PLN	—	Polish Zloty
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand
@		Value is less than $500.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs		Total
Investment Type	(000)	(000)	(000)		(000)
Assets:
Common Stocks
Auto Components	$8,870	$—	$—		$8,870
Automobiles	62,285	—	—		62,285
Beverages	98,713	—	—		98,713
Capital Markets	5,569	—	—		5,569
Chemicals	47,934	—	—		47,934
Commercial Banks	387,282	—	—	†	387,282
Computers & Peripherals	30,282	—	—		30,282
Construction & Engineering	24,026	—	—		24,026
Construction Materials	7,359	—	—		7,359
Distributors	9,550	—	—		9,550
Diversified Financial Services	27,406	—	—		27,406
Diversified Telecommunication Services	77,359	—	—		77,359
Electric Utilities	23,583	—	—		23,583
Electrical Equipment	9,708	—	—		9,708
Electronic Equipment, Instruments & Components	63,842	—	—		63,842
Energy Equipment & Services	9,652	—	—		9,652
Food & Staples Retailing	28,430	—	—		28,430
Food Products	95,046	—	—		95,046
Gas Utilities	6,657	—	—		6,657
Household Durables	31,373	—	—		31,373
Household Products	4,796	—	—		4,796
Independent Power Producers & Energy Traders	16,480	—	—		16,480
Industrial Conglomerates	42,625	—	—		42,625
Information Technology Services	51,632	—	—		51,632
Insurance	76,978	—	—		76,978
Internet Software & Services	10,623	—	—		10,623
Machinery	20,355	—	—		20,355
Media	78,621	—	—		78,621
Metals & Mining	153,898	—	—		153,898
Oil, Gas & Consumable Fuels	210,987	—	—		210,987
Paper & Forest Products	—	—	—	†	—	†
Personal Products	32,221	—	—		32,221
Pharmaceuticals	35,676	—	—		35,676
Semiconductors & Semiconductor Equipment	104,236	—	—		104,236
Software	13,008	—	—		13,008
Specialty Retail	36,088	—	—		36,088
Textiles, Apparel & Luxury Goods	4,272	—	—		4,272
Tobacco	6,680	—	—		6,680
Transportation Infrastructure	10,951	—	—		10,951

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Fair Value Measurement Information:(cont’d)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs		Total
Investment Type	(000)	(000)	(000)		(000)
Assets: (cont’d)
Common Stocks (cont’d)
Wireless Telecommunication Services	$166,323	$—	$—		$166,323
Total Common Stocks	2,131,376	—	—	†	2,131,376
Foreign Currency Exchange Contracts	—	3	—		3
Investment Companies	21,597	—	—		21,597
Short-Term Investments
Investment Companies	160,238	—	—		160,238
Repurchase Agreement	—	13,354	—		13,354
Total Short-Term Investments	160,238	13,354	—		173,592
Total Assets	2,313,211	13,357	—	†	2,326,568

Liabilities:
Foreign Currency Exchange Contracts	—	139	—		139
Total Liabilities	—	139	—		139
Total	$2,313,211	$13,218	$—	†	$2,326,429

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common
Stocks
(000)
Balance as of 12/31/09	$—	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/10	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/10.	$—

† Includes a security which is valued at zero.

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Common Stocks (97.0%)
Finland (3.1%)
Kone Oyj, Class B	53,793	$2,223

France (2.8%)
Groupe Danone	32,782	1,975

Ireland (4.4%)
Experian plc	318,747	3,137

Japan (2.5%)
Kao Corp.	71,900	1,822

Netherlands (6.5%)
Reed Elsevier N.V.	174,063	2,116
Wolters Kluwer N.V.	116,916	2,535
		4,651
Sweden (5.5%)
Swedish Match AB	165,240	3,950

Switzerland (9.0%)
Nestle S.A. (Registered)	76,534	3,920
Novartis AG (Registered)	47,066	2,542
		6,462
United Kingdom (26.5%)
Admiral Group plc	25,710	515
British American Tobacco plc	171,064	5,897
Diageo plc	63,036	1,058
Imperial Tobacco Group plc	132,786	4,050
Reckitt Benckiser Group plc	80,126	4,398
Unilever plc	106,833	3,137
		19,055
United States (36.7%)
Brown-Forman Corp., Class B	30,247	1,798
Career Education Corp. (a)	42,251	1,337
Dr. Pepper Snapple Group, Inc.	112,682	3,963
eBay, Inc. (a)	45,372	1,223
Fortune Brands, Inc.	8,913	432
Kellogg Co.	58,783	3,141
McGraw-Hill Cos., Inc. (The)	60,647	2,162
Mead Johnson Nutrition Co., Class A	21,201	1,103
Moody’s Corp.	73,465	2,186
Philip Morris International, Inc.	68,892	3,593
Procter & Gamble Co. (The)	45,663	2,889
Scotts Miracle-Gro Co. (The), Class A	31,996	1,483
Weight Watchers International, Inc.	42,781	1,092
		26,402
Total Common Stocks (Cost $55,036)		69,677

Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (o) (Cost $615)	614,788	615
Total Investments (97.8%) (Cost $55,651) +		70,292
Other Assets in Excess of Liabilities (2.2%)		1,571
Net Assets (100%)		$71,863

(a)	Non-income producing security.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled less than $500. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $14,644,000 and $18,387,000, respectively.

@	Value is less than $500.
+

At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $55,651,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $14,641,000 of which $14,958,000 related to appreciated securities and $317,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
CHF	103	$98	4/1/10	USD	97	$97	$(1)
EUR	98	133	4/1/10	USD	133	133	— @
GBP	214	324	4/1/10	USD	322	322	(2)
GBP	2,288	3,471	4/7/10	USD	3,467	3,467	(4)
GBP	2,288	3,472	4/7/10	USD	3,465	3,465	(7)
GBP	2,288	3,471	4/7/10	USD	3,467	3,467	(4)
GBP	2,288	3,471	4/7/10	USD	3,464	3,464	(7)
GBP	1,231	1,868	5/4/10	USD	1,828	1,828	(40)
GBP	1,231	1,868	5/4/10	USD	1,828	1,828	(40)
GBP	1,231	1,868	5/4/10	USD	1,829	1,829	(39)
GBP	1,231	1,868	5/4/10	USD	1,828	1,828	(40)
JPY	2,567	28	4/5/10	USD	28	28	— @
SEK	432	60	4/1/10	USD	60	60	— @
USD	17	17	4/6/10	GBP	11	17	— @
USD	1,927	1,927	4/7/10	GBP	1,298	1,969	42
USD	1,481	1,481	4/7/10	GBP	990	1,502	21
USD	1,481	1,481	4/7/10	GBP	990	1,502	21
USD	1,927	1,927	4/7/10	GBP	1,298	1,969	42
USD	1,928	1,928	4/7/10	GBP	1,298	1,969	41
USD	1,482	1,482	4/7/10	GBP	990	1,502	20
USD	1,927	1,927	4/7/10	GBP	1,298	1,969	42
USD	1,481	1,481	4/7/10	GBP	990	1,502	21
		$35,651				$35,717	$66

CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
SEK	— Swedish Krona
USD	— United States Dollar

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Common Stocks
Beverages	$6,819	$—	$—	$6,819
Chemicals	1,483	—	—	1,483
Diversified Consumer Services	2,429	—	—	2,429
Diversified Financial Services	2,186	—	—	2,186
Food Products	12,173	—	—	12,173
Household Durables	432	—	—	432
Household Products	9,109	—	—	9,109
Insurance	515	—	—	515
Internet Software & Services	1,223	—	—	1,223
Machinery	2,223	—	—	2,223
Media	6,813	—	—	6,813
Personal Products	1,103	—	—	1,103
Pharmaceuticals	2,542	—	—	2,542
Professional Services	3,137	—	—	3,137
Tobacco	17,490	—	—	17,490
Total Common Stocks	69,677	—	—	69,677
Foreign Currency Exchange Contracts	—	250	—	250
Short-Term Investment
Investment Company	615	—	—	615
Total Assets	70,292	250	—	70,542

Liabilities:
Foreign Currency Exchange Contracts	$—	$184	$—	$184
Total Liabilities	—	184	—	184
Total	$70,292	$66	$—	$70,358

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Common Stocks (96.1%)
Australia (8.3%)
CFS Retail Property Trust REIT	2,676,641	$4,605
Commonwealth Property Office Fund REIT	2,860,528	2,376
Dexus Property Group REIT	442,655	329
GPT Group REIT	11,735,724	6,192
Mirvac Group REIT	255,827	346
Stockland REIT	3,445,822	12,617
Westfield Group REIT	3,282,697	36,329
		62,794
Austria (0.2%)
Conwert Immobilien Invest SE (a)	104,875	1,302

Belgium (0.1%)
Befimmo SCA Sicafi REIT	9,416	791
Cofinimmo REIT	520	73
		864
Brazil (0.5%)
BR Malls Participacoes S.A. (a)	198,640	2,346
BR Properties SA	211,200	1,527
		3,873
Canada (1.2%)
Boardwalk Real Estate Investment Trust REIT	32,240	1,278
Extendicare REIT	118,480	1,221
RioCan REIT	362,395	6,594
		9,093
Finland (0.1%)
Citycon Oyj	9,896	40
Sponda Oyj	158,463	661
		701
France (4.8%)
Fonciere Des Regions REIT	17,158	1,890
Gecina S.A. REIT	10,640	1,178
ICADE REIT	50,473	5,618
Klepierre REIT	98,839	3,882
Mercialys S.A. REIT	35,681	1,282
Silic REIT	15,494	1,956
Societe de la Tour Eiffel REIT	4,015	336
Unibail-Rodamco SE REIT	97,701	19,794
		35,936
Germany (0.4%)
Alstria Office AG REIT	100,487	1,140
Deutsche Euroshop AG	48,699	1,599
		2,739
Hong Kong (20.7%)
Agile Property Holdings Ltd.	930,000	1,270
Beijing Capital Land Ltd.	265,000	104
China Overseas Land & Investment Ltd.	7,484,240	16,907
China Resources Land Ltd.	4,193,000	9,116
Guangzhou R&F Properties Co., Ltd., Class H	2,945,900	4,826
Hang Lung Properties Ltd.	2,854,000	11,505
Henderson Land Development Co., Ltd.	1,429,400	10,070
Hong Kong Land Holdings Ltd.	4,365,000	22,131
Hysan Development Co., Ltd.	1,237,386	3,578
Kerry Properties Ltd.	2,530,720	13,576
KWG Property Holding Ltd.	1,409,500	1,024
Poly Hong Kong Investments Ltd.	1,143,000	1,459
Shimao Property Holdings Ltd.	1,533,500	2,820
Sino Land Co., Ltd.	472,294	926
Sun Hung Kai Properties Ltd.	3,187,700	47,954
Wharf Holdings Ltd.	1,576,000	8,880
		156,146
Italy (0.3%)
Beni Stabili S.p.A.	2,410,856	2,335

Japan (10.5%)
Japan Real Estate Investment Corp. REIT	541	4,612
Mitsubishi Estate Co., Ltd.	1,721,000	28,165
Mitsui Fudosan Co., Ltd.	1,455,000	24,699
Nippon Building Fund, Inc. REIT	671	5,778
NTT Urban Development Corp.	597	504
Sumitomo Realty & Development Co., Ltd.	812,000	15,451
		79,209
Malta (0.0%)
BGP Holdings plc (a)(d)	12,867,024	—

Netherlands (1.3%)
Corio N.V. REIT	65,830	4,396
Eurocommercial Properties N.V. CVA REIT	69,815	2,805
ProLogis European Properties (a)	120,288	847
Vastned Retail N.V. REIT	4,444	297
Wereldhave N.V. REIT	11,488	1,101
		9,446
Singapore (3.8%)
Allgreen Properties Ltd.	13,000	11
CapitaCommercial Trust REIT	2,804,000	2,165
CapitaLand Ltd.	4,242,000	12,038
CapitaMall Trust REIT	2,088,000	2,642
City Developments Ltd.	428,000	3,243
Keppel Land Ltd.	2,015,000	5,286
Suntec REIT	1,683,000	1,612
Wing Tai Holdings Ltd.	1,020,000	1,320
		28,317
Sweden (0.5%)
Castellum AB	83,686	843
Hufvudstaden AB, Class A	381,209	3,260
		4,103
Switzerland (0.8%)
Allreal Holding AG	4,906	605
PSP Swiss Property AG (Registered) (a)	82,893	5,322
Swiss Prime Site AG (a)	6,175	386
		6,313
United Kingdom (7.2%)
Big Yellow Group plc REIT (a)	497,364	2,566
British Land Co. plc REIT	970,224	7,083
Capital & Regional plc (a)	1,827,617	978
Derwent London plc REIT	122,196	2,533
Development Securities plc	188,593	781

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
United Kingdom (cont’d)
Grainger plc	1,193,028	$2,444
Great Portland Estates plc REIT	314,008	1,498
Hammerson plc REIT	1,056,157	6,305
Land Securities Group plc REIT	804,452	8,277
Liberty International plc REIT	455,456	3,480
LXB Retail Properties PLC (a)	900,823	1,189
Metric Property Investments plc REIT (a)	478,500	744
Minerva plc (a)	552,296	798
Quintain Estates & Development plc (a)	2,160,543	1,861
Safestore Holdings plc	1,069,092	2,336
Segro plc REIT	1,049,553	5,090
Shaftesbury plc REIT	248,611	1,451
ST Modwen Properties plc (a)	529,463	1,555
Unite Group plc (a)	733,649	2,874
		53,843
United States (35.4%)
Acadia Realty Trust REIT	154,750	2,764
AMB Property Corp. REIT	103,941	2,831
Apartment Investment & Management Co., Class A REIT	53,570	986
Assisted Living Concepts, Inc., Class A (a)	84,049	2,760
AvalonBay Communities, Inc. REIT	134,040	11,574
Boston Properties, Inc. REIT	174,745	13,183
Brookfield Properties Corp.	677,922	10,413
Cabot Industrial Value Fund III, LP (a)(d)(i)(l)	1,876	938
Camden Property Trust REIT	144,963	6,035
Capital Senior Living Corp. (a)	68,580	361
Colony Financial, Inc. REIT	63,450	1,269
Cousins Properties, Inc. REIT	443,157	3,683
CreXus Investment Corp. REIT	58,750	785
DCT Industrial Trust, Inc. REIT	465,290	2,433
DiamondRock Hospitality Co. REIT	1,296	13
Digital Realty Trust, Inc. REIT	42,720	2,315
Douglas Emmett, Inc. REIT	31,940	491
Duke Realty Corp. REIT	117,590	1,458
Equity Lifestyle Properties, Inc. REIT	116,291	6,266
Equity Residential REIT	687,703	26,924
Essex Property Trust, Inc. REIT	7,390	665
Exeter Industrial Value Fund, LP (a)(d)(i)(l)	1,300,000	910
Federal Realty Investment Trust REIT	66,134	4,815
Forest City Enterprises, Inc., Class A (a)	534,045	7,696
HCP, Inc. REIT	298,966	9,866
Healthcare Realty Trust, Inc. REIT	253,557	5,905
Host Hotels & Resorts, Inc. REIT	815,349	11,945
HRPT Properties Trust REIT	55,090	429
Keystone Industrial Fund II, LP (a)(d)(i)(l)	18,750	19
Kilroy Realty Corp. REIT	26,030	803
Kite Realty Group Trust REIT	78,150	370
Lexington Realty Trust REIT	4,160	27
Liberty Property Trust REIT	106,154	3,603
LTC Properties, Inc. REIT	21,230	574
Macerich Co. (The) REIT	48,821	1,870
Mack-Cali Realty Corp. REIT	114,348	4,031
Morgans Hotel Group Co. (a)	203,970	1,307
Nationwide Health Properties, Inc. REIT	8,150	286
Parkway Properties, Inc. REIT	11,472	215
Pebblebrook Hotel Trust REIT (a)	42,370	891
Post Properties, Inc. REIT	173,401	3,818
PS Business Parks, Inc. REIT	40,123	2,143
Public Storage REIT	155,665	14,320
Regency Centers Corp. REIT	314,371	11,779
Retail Opportunity Investments Corp. (a)	236,273	2,391
Senior Housing Properties Trust REIT	390,652	8,653
Simon Property Group, Inc. REIT	337,134	28,286
Sovran Self Storage, Inc. REIT	16,189	564
Starwood Hotels & Resorts Worldwide, Inc.	318,585	14,859
Starwood Property Trust, Inc. REIT	89,320	1,724
Taubman Centers, Inc. REIT	45,655	1,823
Ventas, Inc. REIT	112,200	5,327
Vornado Realty Trust REIT	230,921	17,481
		266,877
Total Common Stocks (Cost $742,075)		723,891

No. of
Warrants
Warrants (0.0%)
France (0.0%)
Fonciere Des Regions, expires 12/31/10 (a) (Cost $—)	17,158	19

	Shares
Short-Term Investment (3.7%)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o) (Cost $27,705)	27,704,807	27,705
Total Investments (99.8%) (Cost $769,780) +		751,615
Other Assets in Excess of Liabilities (0.2%)		1,342
Net Assets (100%)		$752,957

(a)                                  Non-income producing security.

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

(d)

At March 31, 2010, the Portfolio held approximately $1,867,000 of fair valued securities, representing 0.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(i)

Restricted security valued at fair value and not registered under the Securities Act of 1933, Cabot Industrial Value Fund III, LP was acquired between 12/08 - 2/10 and has a current cost basis of $938,000. Exeter Industrial Value Fund, LP was acquired between 11/07 - 12/09 and has a current cost basis of $1,300,000. Keystone Industrial Fund II, LP was acquired in 1/09 and has a current cost basis of $19,000. At March 31, 2010, these securities had an aggregate market value of $1,867,000 representing 0.24% of net assets.

(l)	Security has been deemed illiquid at March 31, 2010.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $5,000. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $45,204,000 and $31,483,000, respectively.

+

At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $769,780,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $18,165,000 of which $56,720,000 related to appreciated securities and $74,885,000 related to depreciated securities.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	73	$99	4/1/10	GBP	65	$99	$—	@
EUR	15	21	4/6/10	GBP	14	21	—
JPY	58,498	626	4/1/10	USD	634	634	8
JPY	48,974	524	4/2/10	USD	525	525	1
SGD	178	127	4/1/10	USD	127	127	—	@
SGD	125	89	4/5/10	USD	89	89	—	@
USD	220	220	4/6/10	AUD	240	220	—	@
USD	295	295	4/1/10	CAD	301	296	1
USD	296	296	4/5/10	CAD	300	296	—	@
		$2,297				$2,307	$10

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
SGD	— Singapore Dollar
USD	— United States Dollar

@    Value is less than $500.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other		Level 3
	Level 1	significant		Significant
	Quoted	observable		unobservable
	prices	inputs		inputs		Total
Investment Type	(000)	(000)		(000)		(000)
Assets:
Common Stocks
Diversified	$300,105	$—		$—		$300,105
Health Care	34,953	—		—		34,953
Industrial	11,201	—		1,867		13,068
Industrial\Office	7,204	—		—		7,204
Lodging\Resorts	29,015	—		—		29,015
Office	86,266	—		—		86,266
Residential	90,135	—		—		90,135
Retail	134,392	—		—		134,392
Self Storage	19,786	—		—		19,786
Specialty	8,967	—		—	†	8,967
Total Common Stocks	722,024	—		1,867		723,891
Foreign Currency Exchange Contracts	—	10		—		10
Short-Term Investment
Investment Company	27,705	—		—		27,705
Warrants	19	—		—		19
Total Assets	749,748	—		1,867		751,625

Liabilities:
Foreign Currency Exchange Contracts	—	—	@	—		—	@
Total Liabilities	—	—	@	—		—	@
Total	$749,748	$—		$1,867		$751,625

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Fair Value Measurement Information: (cont’d)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common
Stocks
(000)
Balance as of 12/31/09	$1,591
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	276
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/10	$1,867
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/10.	$—

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Common Stocks (97.3%)
Australia (3.7%)
AMP Ltd.	9,404,111	$54,022
Orica Ltd.	300,791	7,395
OZ Minerals Ltd. (a)(c)	34,482,719	36,231
Santos Ltd.	4,848,642	65,227
		162,875
Austria (0.5%)
Telekom Austria AG (c)	1,632,155	22,816

Canada (1.0%)
Cenovus Energy, Inc.	783,124	20,456
EnCana Corp.	783,124	24,366
		44,822
France (7.6%)
ArcelorMittal	821,558	36,052
Electricite de France	1,262,662	68,899
France Telecom S.A.	1,566,199	37,474
Legrand S.A. (c)	1,890,579	59,727
Total S.A.	698,774	40,564
Vallourec S.A. (c)	467,989	94,371
		337,087
Germany (4.7%)
Bayer AG	1,537,189	103,976
E.ON AG	1,912,710	70,617
RWE AG (c)	396,157	35,101
		209,694
Hong Kong (0.6%)
Esprit Holdings Ltd. (c)	3,633,543	28,664

Ireland (1.7%)
CRH plc	2,965,015	74,047

Italy (1.2%)
ENI S.p.A.	2,282,415	53,547

Japan (26.3%)
Asatsu-DK, Inc. (c)	683,085	14,503
Astellas Pharma, Inc.	1,836,900	66,509
Chiba Bank Ltd. (The)	7,325,000	43,798
Hoya Corp.	1,406,700	38,654
Inpex Corp.	3,230	23,701
JSR Corp.	1,664,800	34,778
Kao Corp.	2,641,100	66,953
Keyence Corp.	363,610	86,887
Mitsubishi Corp.	2,602,900	68,212
Mitsubishi Electric Corp.	5,735,000	52,694
Mitsubishi Estate Co., Ltd.	3,818,000	62,483
Mitsui OSK Lines Ltd.	4,777,391	34,288
Mitsui Sumitomo Insurance Group Holdings, Inc.	2,695,600	74,822
NGK Spark Plug Co., Ltd. (c)	3,830,000	52,028
Nitto Denko Corp.	646,900	25,118
NTT DoCoMo, Inc.	29,499	44,932
Rohm Co., Ltd.	530,300	39,592
Sega Sammy Holdings, Inc.	815,700	9,877
Sekisui House Ltd.	5,485,000	54,797
Sumitomo Chemical Co., Ltd.	4,275,000	20,897
Sumitomo Mitsui Financial Group, Inc.	1,574,132	52,028
Sumitomo Trust & Banking Co., Ltd. (The)	10,330,000	60,550
T&D Holdings, Inc.	2,769,050	65,546
Taiyo Nippon Sanso Corp. (c)	2,057,000	20,110
TDK Corp.	422,200	28,089
Toyota Motor Corp.	602,700	24,143
		1,165,989
Netherlands (3.8%)
Akzo Nobel N.V. (c)	710,400	40,486
Unilever N.V. CVA	4,193,769	126,853
		167,339
Spain (2.0%)
Banco Santander S.A.	4,120,108	54,758
Telefonica S.A.	1,451,624	34,389
		89,147
Switzerland (9.2%)
Holcim Ltd. (Registered) (a)	615,449	45,879
Nestle S.A. (Registered)	3,018,983	154,614
Novartis AG (Registered)	1,997,185	107,871
Roche Holding AG (Genusschein)	616,178	99,930
		408,294
United Kingdom (33.6%)
Admiral Group plc	1,316,245	26,366
Barclays plc	12,631,367	69,063
BG Group plc	3,155,386	54,611
BHP Billiton plc	1,380,240	47,336
BP plc	6,589,670	62,339
British American Tobacco plc	4,930,034	169,938
Bunzl plc	4,123,958	45,121
Diageo plc	1,962,305	32,934
Hays plc	32,791,407	53,991
HSBC Holdings plc	8,291,474	84,050
Imperial Tobacco Group plc	5,254,956	160,285
Lloyds Banking Group plc (a)	11,626,750	11,075
National Grid plc	3,393,983	33,040
Prudential plc	8,040,752	66,805
Reckitt Benckiser Group plc	2,531,982	138,975
Reed Elsevier plc	10,562,981	84,234
Scottish & Southern Energy plc	3,655,972	61,083
Smiths Group plc	4,444,533	76,618
Travis Perkins plc (a)	1,132,964	14,072
Vodafone Group plc	48,951,046	112,910
WM Morrison Supermarkets plc	9,339,733	41,598
Wolseley plc (a)	1,802,424	43,544
		1,489,988

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
United States (1.4%)
Dr. Pepper Snapple Group, Inc.	1,798,394	$63,250
Total Common Stocks (Cost $4,058,000)		4,317,559

Short-Term Investments (3.7%)
Securities held as Collateral on Loaned Securities (1.2%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	49,781,956	49,782

Face Amount
(000)
Repurchase Agreement (0.1%)

Deutsche Bank Securities, Inc., 0.02%, dated 3/31/10, due 4/1/10, repurchase price $4,474; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, Fixed Rate Mortgage, 4.00%, due 9/6/13; Federal Home Loan Bank, Discount Note, Zero Coupon, due 4/14/10; Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage, 0.15%, due 7/12/10; Federal Home Loan Mortgage Corp., Discount Note, Zero Coupon, due 5/25/10; Federal National Mortgage Association, Fixed Rate Mortgages, 2.38% to 6.00%, due 5/20/10 to 1/22/37; Federal National Mortgage Association, Discount Note, Zero Coupon, due 6/16/10, valued at $4,564.

	$4,474	4,474
54,256

	Shares
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	108,102,071	108,102
Total Short-Term Investments (Cost $162,358)		162,358
Total Investments (101.0%) (Cost $4,220,358) — Including $51,751 of Securities Loaned +		4,479,917
Liabilities in Excess of Other Assets (-1.0%)		(42,634)
Net Assets (100%)		$4,437,283

(a)                                  Non-income producing security.

(c)                                  All or a portion of security on loan at March 31, 2010. At March 31, 2010, the Portfolio had loaned securities with a total value of approximately $51,751,000. This was secured by collateral of approximately $54,256,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(o)                                 The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by approximately $26,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $36,000. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $454,380,000 and $686,718,000, respectively.

@                                    Value is less than $500.

+                                         At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $4,220,358,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $259,559,000 of which $534,449,000 related to appreciated securities and $274,890,000 related to depreciated securities.

CVA                      Certificaten Van Aandelen

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
GBP	115,890	$175,844	4/29/10	AUD	190,852	$174,692	$(1,152)
GBP	130,370	197,816	4/29/10	EUR	145,272	196,212	(1,604)
GBP	130,370	197,816	4/29/10	EUR	144,952	195,780	(2,036)
JPY	2,381	25	4/5/10	USD	25	25	— @
JPY	19,305,000	206,501	4/12/10	USD	213,958	213,958	7,457
USD	1,792	1,792	4/1/10	GBP	1,188	1,804	12
USD	1,139	1,139	4/6/10	GBP	752	1,141	2
USD	805	805	4/1/10	JPY	75,131	804	(1)
USD	1,873	1,873	4/1/10	JPY	173,340	1,854	(19)
		$783,611				$786,270	$2,659

AUD	—	Australian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Common Stocks	$14,072	$—	$—	$14,072
Auto Components	52,028	—	—	52,028
Automobiles	24,143	—	—	24,143
Beverages	96,184	—	—	96,184
Chemicals	148,784	—	—	148,784
Commercial Banks	375,322	—	—	375,322
Construction Materials	119,926	—	—	119,926
Diversified Telecommunication Services	94,679	—	—	94,679
Electric Utilities	200,599	—	—	200,599
Electrical Equipment	112,421	—	—	112,421
Electronic Equipment, Instruments & Components	153,630	—	—	153,630
Food & Staples Retailing	41,598	—	—	41,598
Food Products	281,467	—	—	281,467
Household Durables	54,797	—	—	54,797
Household Products	205,928	—	—	205,928
Industrial Conglomerates	76,618	—	—	76,618
Insurance	287,561	—	—	287,561
Leisure Equipment & Products	9,877	—	—	9,877
Machinery	94,371	—	—	94,371
Marine	34,288	—	—	34,288
Media	98,737	—	—	98,737
Metals & Mining	119,619	—	—	119,619
Multi-Utilities	68,141	—	—	68,141
Oil, Gas & Consumable Fuels	344,811	—	—	344,811
Pharmaceuticals	378,286	—	—	378,286
Professional Services	53,991	—	—	53,991
Real Estate Management & Development	62,483	—	—	62,483
Semiconductors & Semiconductor Equipment	39,592	—	—	39,592
Specialty Retail	28,664	—	—	28,664
Tobacco	330,223	—	—	330,223
Trading Companies & Distributors	156,877	—	—	156,877
Wireless Telecommunication Services	157,842	—	—	157,842
Total Common Stocks	4,317,559	—	—	4,317,559
Foreign Currency Exchange Contracts	—	7,471	—	7,471
Short-Term Investments
Investment Company	157,884	—	—	157,884
Repurchase Agreement	—	4,474	—	4,474
Total Short-Term Investments	157,884	4,474	—	162,358
Total Assets	4,475,443	11,945	—	4,487,388

Liabilities:
Foreign Currency Exchange Contracts	$—	$4,812	$—	$4,812
Total Liabilities	—	4,812	—	4,812
Total	$4,475,443	$7,133	$—	$4,482,576

Morgan Stanley Institutional Fund, Inc.

International Growth Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010

		Value
	Shares	(000)
Common Stocks (99.2%)
Australia (4.8%)
BHP Billiton Ltd.	30,844	$1,234
CSL Ltd.	25,122	840
Westpac Banking Corp.	33,286	850
		2,924
Austria (1.4%)
Vienna Insurance Group	16,545	874

Belgium (2.2%)
Anheuser-Busch InBev N.V.	14,251	718
Groupe Bruxelles Lambert S.A.	6,885	608
		1,326
Brazil (1.6%)
Petroleo Brasileiro S.A. ADR	25,000	990

Canada (2.4%)
Cameco Corp.	29,926	820
EnCana Corp.	20,894	650
		1,470
Denmark (2.1%)
Novo-Nordisk A/S, Class B	10,169	789
Vestas Wind Systems A/S (a)	8,748	475
		1,264
Egypt (1.0%)
Orascom Construction Industries GDR	11,966	580

Finland (1.6%)
Fortum Oyj (c)	39,524	967

France (8.1%)
ArcelorMittal	25,116	1,102
AXA S.A.	33,570	747
BNP Paribas	15,275	1,173
LVMH Moet Hennessy Louis Vuitton S.A.	7,315	855
Total S.A.	17,247	1,001
		4,878
Germany (4.6%)
Bayer AG	9,473	641
Deutsche Bank AG (Registered)	12,439	958
Linde AG	9,682	1,155
		2,754
Greece (2.2%)
Coca-Cola Hellenic Bottling Co. S.A.	30,714	828
National Bank of Greece S.A. (a)	25,659	516
		1,344
Hong Kong (5.1%)
China Construction Bank Corp., Class H	883,531	724
China Resources Power Holdings Co., Ltd.	345,046	739
Li & Fung Ltd.	180,000	885
Tencent Holdings Ltd.	37,813	759
		3,107
India (1.2%)
Reliance Industries Ltd.	29,069	696

Ireland (1.5%)
Ryanair Holdings plc ADR (a)	33,182	902

Israel (1.9%)
Teva Pharmaceutical Industries Ltd. ADR	18,617	1,174

Italy (0.9%)
ENI S.p.A.	24,078	565

Japan (15.8%)
Fast Retailing Co., Ltd. (c)	4,412	767
Honda Motor Co., Ltd.	19,300	681
Jupiter Telecommunications Co., Ltd.	772	892
Komatsu Ltd.	38,098	799
Kurita Water Industries Ltd.	23,500	665
Nidec Corp.	9,984	1,070
Nippon Electric Glass Co., Ltd.	78,595	1,107
Rakuten, Inc.	1,063	769
Shin-Etsu Chemical Co., Ltd.	15,000	871
Shionogi & Co., Ltd.	29,981	570
Sony Financial Holdings, Inc.	178	584
Stanley Electric Co., Ltd.	42,280	820
		9,595
Luxembourg (1.4%)
Millicom International Cellular S.A.	9,815	875

Mexico (1.4%)
America Movil S.A.B. de C.V., L, Class L ADR	16,490	830

Norway (1.5%)
Storebrand ASA (a)	114,364	904

Portugal (2.1%)
Banco Espirito Santo S.A. (Registered) (a)	109,383	591
Jeronimo Martins SGPS S.A.	69,194	701
		1,292
Singapore (3.2%)
DBS Group Holdings Ltd.	115,646	1,182
Keppel Corp. Ltd.	116,470	759
		1,941
South Korea (0.8%)
LG Electronics, Inc.	4,618	469

Spain (3.8%)
Banco Santander S.A.	60,255	801
Inditex S.A.	12,149	801
Red Electrica Corporacion S.A.	13,250	711
		2,313
Sweden (2.8%)
Investor AB, Class B	40,174	771
Tele2 AB, Class B	55,913	933
		1,704
Switzerland (8.0%)
Adecco S.A. (Registered)	14,224	807
Nestle S.A. (Registered)	26,087	1,336
Roche Holding AG (Genusschein)	6,423	1,042
SGS S.A. (Registered)	645	890
Syngenta AG (Registered)	2,778	771
		4,846
United Kingdom (15.8%)
Aggreko plc	44,605	807

Morgan Stanley Institutional Fund, Inc.

International Growth Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010

		Value
	Shares	(000)
United Kingdom (cont’d)
Autonomy Corp. plc (a)	28,986	$802
Cobham plc	216,242	843
Prudential plc	86,262	717
Reckitt Benckiser Group plc	21,989	1,207
SABMiller plc	29,717	871
Smith & Nephew plc	80,409	801
Standard Chartered plc	41,525	1,133
Tesco plc	137,145	906
Vedanta Resources plc	19,931	839
Vodafone Group plc	268,673	620
		9,546
Total Common Stocks (Cost $57,390)		60,130

Short-Term Investments (3.2%)
Securities held as Collateral on Loaned Securities (2.8%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	1,550,209	1,550

Face Amount
(000)
Repurchase Agreement (0.2%)

Deutsche Bank Securities, Inc., 0.02%, dated 3/31/10, due 4/1/10, repurchase price $139; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, Fixed Rate Mortgage, 4.00%, due 9/6/13; Federal Home Loan Bank, Discount Note, Zero Coupon, due 4/14/10; Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage, 0.15%, due 7/12/10; Federal Home Loan Mortgage Corp., Discount Note, Zero Coupon, due 5/25/10; Federal National Mortgage Association, Fixed Rate Mortgages, 2.38% to 6.00%, due 5/20/10 to 1/22/37; Federal National Mortgage Association, Discount Note, Zero Coupon, due 6/16/10, valued at $142.

	$140	140
1,690

	Shares
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	232,158	232
Total Short-Term Investments (Cost $1,922)		1,922
Total Investments (102.4%) (Cost $59,312) — Including $1,613 of Securities Loaned +		62,052
Liabilities in Excess of Other Assets (-2.4%)		(1,440)
Net Assets (100%)		$60,612

(a)	Non-income producing security.
(c)

All or a portion of security on loan at March 31, 2010. At March 31, 2010, the Portfolio had loaned securities with a total value of approximately $1,613,000. This was secured by collateral of approximately $1,690,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled less than $500. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $14,538,000 and $18,152,000, respectively.

+

At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $59,312,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $2,740,000 of which $6,749,000 related to appreciated securities and $4,009,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
CAD	4	$4	4/1/10	USD	4	$4	$—	@
JPY	110	1	4/1/10	USD	1	1	—	@
		$5				$5	$—	@

CAD	—	Canadian Dollar
JPY	—	Japanese Yen
USD	—	United States Dollar

@	Value is less than $500.

Morgan Stanley Institutional Fund, Inc.
International Growth Equity Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2010

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other		Level 3
	Level 1	significant		Significant
	Quoted	observable		unobservable
	prices	inputs		inputs	Total
Investment Type	(000)	(000)		(000)	(000)
Assets:
Common Stocks
Aerospace & Defense	$843	$—		$—	$843
Airlines	902	—		—	902
Auto Components	820	—		—	820
Automobiles	681	—		—	681
Beverages	2,417	—		—	2,417
Biotechnology	840	—		—	840
Capital Markets	958	—		—	958
Chemicals	2,797	—		—	2,797
Commercial Banks	6,970	—		—	6,970
Commercial Services & Supplies	1,614	—		—	1,614
Construction & Engineering	—	580		—	580
Consumer Discretionary	801	—		—	801
Distributors	885	—		—	885
Diversified Financial Services	1,379	—		—	1,379
Diversified Telecommunication Services	933	—		—	933
Electric Utilities	1,678	—		—	1,678
Electrical Equipment	475	—		—	475
Electronic Equipment, Instruments & Components	2,177	—		—	2,177
Food & Staples Retailing	1,607	—		—	1,607
Food Products	1,336	—		—	1,336
Health Care Equipment & Supplies	801	—		—	801
Household Durables	469	—		—	469
Household Products	1,207	—		—	1,207
Independent Power Producers & Energy Traders	739	—		—	739
Industrial Conglomerates	759	—		—	759
Insurance	3,826	—		—	3,826
Internet & Catalog Retail	769	—		—	769
Internet Software & Services	759	—		—	759
Machinery	1,464	—		—	1,464
Media	892	—		—	892
Metals & Mining	3,175	—		—	3,175
Oil, Gas & Consumable Fuels	4,722	—		—	4,722
Pharmaceuticals	4,216	—		—	4,216
Professional Services	890	—		—	890
Software	802	—		—	802
Specialty Retail	767	—		—	767
Textiles, Apparel & Luxury Goods	855	—		—	855
Wireless Telecommunication Services	2,325	—		—	2,325
Total Common Stocks	59,550	580		—	60,130
Foreign Currency Exchange Contracts	—	—	@	—	—	@
Short-Term Investments
Investment Companies	1,782	—		—	1,782
Repurchase
Agreement	—	140		—	140
Total Short-Term Investments	1,782	140		—	1,922
Total Assets	61,332	720		—	62,052
Total	$61,332	$720		$—	$62,052

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Common Stocks (97.2%)
Australia (5.3%)
CFS Retail Property Trust REIT	1,017,327	$1,750
Commonwealth Property Office Fund REIT	1,243,007	1,032
Dexus Property Group REIT	193,534	144
GPT Group REIT	4,714,963	2,488
Mirvac Group REIT	105,512	143
Stockland REIT	1,335,746	4,891
Westfield Group REIT	1,244,869	13,777
		24,225
Austria (0.7%)
Conwert Immobilien Invest SE (a)	262,176	3,254

Belgium (0.5%)
Befimmo SCA Sicafi REIT	27,060	2,274
Cofinimmo REIT	1,452	204
		2,478
Finland (0.4%)
Citycon Oyj	27,592	110
Sponda Oyj	432,012	1,803
		1,913
France (21.1%)
Fonciere Des Regions REIT	44,397	4,890
Gecina S.A. REIT	25,988	2,876
ICADE REIT	133,218	14,828
Klepierre REIT	230,253	9,044
Mercialys S.A. REIT	101,487	3,646
Silic REIT	37,562	4,743
Societe de la Tour Eiffel REIT	11,540	967
Unibail-Rodamco SE REIT	274,275	55,567
		96,561
Germany (1.7%)
Alstria Office AG REIT	272,566	3,092
Deutsche Euroshop AG	135,959	4,465
		7,557
Hong Kong (13.2%)
Agile Property Holdings Ltd.	324,000	442
Beijing Capital Land Ltd.	103,000	41
China Overseas Land & Investment Ltd.	2,894,240	6,538
China Resources Land Ltd.	1,619,000	3,520
Guangzhou R&F Properties Co., Ltd., Class H	1,159,600	1,900
Hang Lung Properties Ltd.	1,120,000	4,515
Henderson Land Development Co., Ltd.	580,000	4,086
Hong Kong Land Holdings Ltd.	1,692,000	8,579
Hysan Development Co., Ltd.	558,803	1,616
Kerry Properties Ltd.	977,271	5,242
KWG Property Holding Ltd.	450,500	327
Poly Hong Kong Investments Ltd.	390,000	498
Shimao Property Holdings Ltd.	628,000	1,155
Sino Land Co., Ltd.	201,969	396
Sun Hung Kai Properties Ltd.	1,204,300	18,117
Wharf Holdings Ltd.	637,000	3,589
		60,561
Italy (1.4%)
Beni Stabili S.p.A.	6,791,954	6,577

Japan (6.7%)
Japan Real Estate Investment Corp. REIT	212	1,808
Mitsubishi Estate Co., Ltd.	663,000	10,850
Mitsui Fudosan Co., Ltd.	560,000	9,506
Nippon Building Fund, Inc. REIT	287	2,471
NTT Urban Development Corp.	233	197
Sumitomo Realty & Development Co., Ltd.	309,000	5,880
		30,712
Malta (0.0%)
BGP Holdings plc (a)(d)	4,769,371	—

Netherlands (5.6%)
Corio N.V. REIT	177,819	11,873
Eurocommercial Properties N.V. CVA REIT	195,501	7,856
ProLogis European Properties (a)	278,887	1,964
Vastned Retail N.V. REIT	12,390	827
Wereldhave N.V. REIT	32,072	3,074
		25,594
Singapore (2.4%)
Allgreen Properties Ltd.	5,000	4
CapitaCommercial Trust REIT	1,187,000	916
CapitaLand Ltd.	1,685,000	4,782
CapitaMall Trust REIT	814,000	1,030
City Developments Ltd.	152,000	1,152
Keppel Land Ltd.	777,000	2,038
Suntec REIT	499,000	478
Wing Tai Holdings Ltd.	441,000	571
		10,971
Sweden (2.5%)
Castellum AB	269,204	2,712
Hufvudstaden AB, Class A	1,011,337	8,649
		11,361
Switzerland (3.9%)
Allreal Holding AG	14,370	1,770
PSP Swiss Property AG (Registered) (a)	229,001	14,704
Swiss Prime Site AG (a)	18,004	1,126
		17,600
United Kingdom (31.8%)
Big Yellow Group plc REIT (a)	1,345,113	6,940
British Land Co. plc REIT	2,616,638	19,103
Capital & Regional plc (a)	4,790,644	2,562
Derwent London plc REIT	328,731	6,814
Development Securities plc	539,810	2,236
Grainger plc	2,884,193	5,909
Great Portland Estates plc REIT	885,815	4,226
Hammerson plc REIT	2,713,463	16,199
Land Securities Group plc REIT	2,258,769	23,240
Liberty International plc REIT	1,274,621	9,739
LXB Retail Properties PLC (a)	2,156,260	2,847
Metric Property Investments plc REIT (a)	1,337,100	2,080
Minerva plc (a)	1,643,133	2,375
Quintain Estates & Development plc (a)	6,332,461	5,453
Safestore Holdings plc	2,905,068	6,348

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
United Kingdom (cont’d)
Segro plc REIT	2,758,339	$13,378
Shaftesbury plc REIT	628,511	3,668
ST Modwen Properties plc (a)	1,491,891	4,381
Unite Group plc (a)	1,983,998	7,771
		145,269
Total Common Stocks (Cost $736,428)		444,633

No. of
Warrants
Warrants (0.0%)
France (0.0%)
Fonciere Des Regions, expires 12/31/10 (a) (Cost $—)	53,839	61

	Shares
Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o) (Cost $4,103)	4,102,966	4,103
Total Investments (98.1%) (Cost $740,531) +		448,797
Other Assets in Excess of Liabilities (1.9%)		8,746
Net Assets (100%)		$457,543

(a)	Non-income producing security.
(d)

At March 31, 2010, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $2,000. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $34,198,000 and $36,901,000, respectively.

+

At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $740,531,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $291,734,000 of which $7,614,000 related to appreciated securities and $299,348,000 related to depreciated securities.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
CHF	453	$430	4/6/10	USD	427	$427	$(3)
EUR	2,941	3,972	4/6/10	USD	3,960	3,960	(12)
GBP	247	375	4/6/10	USD	374	374	(1)
JPY	43,564	466	4/1/10	USD	472	472	6
JPY	36,508	390	4/2/10	USD	391	391	1
SEK	4,064	563	4/6/10	USD	563	563	—	@
SGD	77	55	4/1/10	USD	55	55	—	@
SGD	54	39	4/5/10	USD	39	39	—	@
		$6,290				$6,281	$(9)

CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar

@	Value is less than $500.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Diversified	$230,907	$—	$—		$230,907
Industrial	15,342	—	—		15,342
Office	66,908	—	—		66,908
Residential	20,376	—	—		20,376
Retail	90,041	—	—		90,041
Self Storage	13,288	—	—		13,288
Specialty	7,771	—	—	†	7,771
Total Common Stocks	444,633	—	—	†	444,633
Foreign Currency Exchange Contracts	—	7	—		7
Short-Term Investment
Investment Company	4,103	—	—		4,103
Warrants	61	—	—		61
Total Assets	448,797	7	—	†	448,804

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Fair Value Measurement Information:(cont’d)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs		Total
Investment Type	(000)	(000)	(000)		(000)
Liabilities:
Foreign Currency Exchange Contracts	$—	$16	$—		$16
Total Liabilities	—	16	—		16
Total	$448,797	$(9)	$—	†	$448,788

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common
Stocks
(000)
Balance as of 12/31/09	$—	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/10	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/10.	$—

†         Includes a security which is valued at zero.

Morgan Stanley Institutional Fund, Inc.

International Small Cap Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Common Stocks (98.3%)
Australia (4.2%)
BlueScope Steel Ltd.	1,704,624	$4,552
Goodman Fielder Ltd.	1,540,849	2,022
Iluka Resources Ltd. (a)	1,535,646	6,173
Infomedia Ltd.	7,675,423	1,796
Pacific Brands Ltd. (a)	2,537,426	3,085
		17,628
Bermuda (0.5%)
Dockwise Ltd. (a)	84,583	2,091

Cayman Islands (1.1%)
China High Precision Automation (a)	6,949,000	4,582

Denmark (3.1%)
Jyske Bank A/S (a)	136,734	4,857
NKT Holding A/S	51,795	2,862
Sydbank A/S	191,635	5,139
		12,858
Finland (1.2%)
Konecranes Oyj	65,640	1,939
Rautaruukki Oyj	133,827	2,892
		4,831
France (1.9%)
Euler Hermes S.A.	27,270	2,033
Sa des Ciments Vicat	36,413	2,853
Teleperformance	92,823	3,197
		8,083
Germany (7.5%)
Demag Cranes AG	120,531	4,225
GEA Group AG	142,809	3,310
Gerresheimer AG	90,677	2,835
GFK SE	26,372	961
Kontron AG	276,637	2,706
Leoni AG	244,066	5,660
Praktiker Bau-und Heimwerkermaerkte AG	313,695	3,357
Rheinmetall AG	45,960	3,292
Sartorius AG (Non-Voting Shares)	40,149	1,066
SCS Standard Computersysteme AG (a)(d)(l)	21,289	—
Tognum AG	217,814	4,095
		31,507
Greece (1.2%)
Folli-Follie S.A.	81,934	1,850
Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	369,690	3,246
		5,096
Hong Kong (3.3%)
Asia Satellite Telecommunications Holdings Ltd.	348,000	507
Dah Sing Financial Holdings Ltd. (a)	418,800	2,292
Midland Holdings Ltd.	7,510,000	8,222
Techtronic Industries Co.	3,679,000	2,985
		14,006
Ireland (5.3%)
FBD Holdings plc	428,627	4,237
Glanbia plc	1,277,920	5,159
Kerry Group plc, Class A	64,589	2,006
Smurfit Kappa Group plc (a)	894,725	7,456
United Drug plc	977,049	3,392
		22,250
Italy (3.8%)
Brembo S.p.A	458,868	3,551
Buzzi Unicem S.p.A.	314,542	3,962
Davide Campari-Milano S.p.A.	92,644	990
Interpump Group S.p.A. (a)	860,431	4,248
Maire Tecnimont S.p.A.	892,266	3,398
		16,149
Japan (36.0%)
Alpha Systems, Inc.	137,100	2,456
Axell Corp.	196,900	7,066
Chuo Mitsui Trust Holdings, Inc.	2,195,000	8,241
Daibiru Corp.	591,500	4,986
Fuji Machine Manufacturing Co., Ltd.	655,500	11,786
Fuyo General Lease Co., Ltd.	258,000	7,299
Harmonic Drive Systems, Inc.	674	2,354
Hikari Tsushin, Inc.	103,019	1,673
Jaccs Co., Ltd.	3,655,000	7,741
Japan Securities Finance Co., Ltd.	1,261,192	9,268
Leopalace21 Corp. (a)	811,000	4,207
Maxvalu Tokai Co., Ltd.	24,500	272
Miraial Co., Ltd.	324,300	7,659
Mori Seiki Co., Ltd.	277,800	3,426
Nakanishi, Inc.	21,386	2,230
Nihon Micro Coating Co., Ltd.	396,000	661
Ohara, Inc.	205,700	3,784
Okinawa Cellular Telephone Co.	975	1,817
Osaki Engineering Co., Ltd.	1,512	1,459
Sawada Holdings Co., Ltd. (a)	621,300	2,160
Shinkawa Ltd.	289,100	4,437
Sumitomo Osaka Cement Co., Ltd.	3,747,970	6,494
Sun Frontier Fudousan Co., Ltd. (a)	11,763	1,514
Taiheiyo Cement Corp. (a)	6,413,000	9,192
THK Co., Ltd.	119,500	2,608
TOC Co., Ltd.	1,436,800	5,440
Toei Animation Co., Ltd.	299,800	5,070
Tokyo Tomin Bank Ltd. (The)	605,581	8,051
Union Tool Co.	200,600	5,611
Vantec Corp.	3,325	3,877
Yachiyo Bank Ltd. (The)	345,900	8,003
		150,842
Netherlands (1.0%)
Draka Holding N.V. (a)	234,517	4,137

New Zealand (0.5%)
Fisher & Paykel Healthcare Corp., Ltd.	816,017	1,901

Norway (5.3%)
Acergy S.A.	256,626	4,694

Morgan Stanley Institutional Fund, Inc.

International Small Cap Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Norway (cont’d)
Fred Olsen Energy ASA	83,104	$3,181
Pronova BioPharma A/S (a)	1,653,270	5,313
Prosafe SE	957,132	5,023
Schibsted ASA (a)	165,844	4,186
		22,397
Spain (1.9%)
Antena 3 de Television S.A.	99,559	1,100
Grifols S.A.	184,750	2,760
Miquel y Costas & Miquel S.A.	38,325	870
Viscofan S.A.	117,773	3,092
		7,822
Sweden (1.6%)
Husqvarna AB, Class B (a)	286,113	2,080
SKF AB, Class B	153,748	2,732
Trelleborg AB, Class B (a)	278,286	2,033
		6,845
Switzerland (3.6%)
Bucher Industries AG (Registered)	32,035	4,345
Georg Fischer AG (Registered) (a)	9,143	3,356
Kuoni Reisen Holding AG (Registered)	13,285	5,323
Valora Holding AG	8,479	2,195
		15,219
United Kingdom (15.3%)
Bodycote plc	1,359,024	4,333
Britvic plc	348,340	2,453
Chemring Group plc	88,279	4,435
CVS Group plc (a)	1,201,439	3,678
Dignity plc	212,467	1,992
Hiscox Ltd.	401,896	2,041
Home Retail Group plc	559,101	2,299
Informa plc	536,262	3,152
Kesa Electricals plc	3,464,514	6,671
Luminar Group Holdings plc (a)	3,559,038	2,376
Melrose plc	624,820	2,088
Premier Foods plc (a)	17,929,266	8,636
Savills plc	418,127	2,208
SIG plc (a)	2,686,856	4,632
Tate & Lyle plc	606,555	4,181
Wincanton plc	1,898,780	5,799
Wolseley plc (a)	124,827	3,016
		63,990
Total Common Stocks (Cost $400,902)		412,234

Warrants (0.0%)
Italy (0.0%)
Interpump Group S.p.A, expires 10/31/12 (a) (Cost $—)	178,840	65

Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o) (Cost $6,685)	6,685,495	6,685
Total Investments (99.9%) (Cost $407,587) +		418,984
Other Assets in Excess of Liabilities (0.1%)		545
Net Assets (100%)		$419,529

(a)	Non-income producing security.
(d)

At March 31, 2010, the Portfolio held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(l)	Security has been deemed illiquid at March 31, 2010.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $2,000. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $43,767,000 and $45,106,000, respectively.

@	Value is less than $500.
+

At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $407,587,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $11,397,000 of which $48,459,000 related to appreciated securities and $37,062,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

International Small Cap Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
CHF	625	$593	4/1/10	USD	589	$589	$(4)
CHF	380	360	4/6/10	USD	358	358	(2)
DKK	129	23	4/1/10	USD	23	23	—	@
HKD	6	1	4/1/10	USD	1	1	—	@
JPY	1,852	20	4/1/10	USD	20	20	—	@
JPY	3,560	38	4/5/10	USD	38	38	—	@
JPY	3,404,000	36,412	4/9/10	USD	37,639	37,639	1,227
JPY	3,387,000	36,235	5/7/10	USD	36,631	36,631	396
NOK	1,970	332	4/6/10	USD	330	330	(2)
USD	128	128	4/1/10	JPY	12,017	128	—	@
USD	31	31	4/1/10	JPY	2,872	31	—	@
USD	36,811	36,811	4/9/10	JPY	3,404,000	36,411	(400)
		$110,984				$112,199	$1,215

CHF	— Swiss Franc
DKK	— Denmark Krone
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
USD	— United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs		Total
Investment Type	(000)	(000)	(000)		(000)
Assets:
Common Stocks
Aerospace & Defense	$4,435	$—	$—		$4,435
Air Freight & Logistics	9,676	—	—		9,676
Auto Components	9,211	—	—		9,211
Beverages	3,443	—	—		3,443
Biotechnology	2,760	—	—		2,760
Capital Markets	2,160	—	—		2,160
Chemicals	4,445	—	—		4,445
Commercial Banks	36,583	—	—		36,583
Construction & Engineering	3,398	—	—		3,398
Construction Materials	22,501	—	—		22,501
Consumer Finance	7,741	—	—		7,741
Containers & Packaging	7,456	—	—		7,456
Distributors	3,085	—	—		3,085
Diversified Consumer Services	1,992	—	—		1,992
Diversified Financial Services	19,813	—	—		19,813
Diversified Telecommunication Services	507	—	—		507
Electrical Equipment	8,232	—	—		8,232
Electronic Equipment, Instruments & Components	4,582	—	—		4,582
Energy Equipment & Services	14,989	—	—		14,989
Food & Staples Retailing	272	—	—		272
Food Products	25,096	—	—		25,096
Health Care Equipment & Supplies	5,197	—	—		5,197
Health Care Providers & Services	7,070	—	—		7,070
Hotels, Restaurants & Leisure	7,699	—	—		7,699
Household Durables	5,065	—	—		5,065
Industrial Conglomerates	3,292	—	—		3,292
Information Technology Services	—	—	—	†	—	†
Insurance	8,311	—	—		8,311
Internet & Catalog Retail	2,299	—	—		2,299
Life Science Tools & Services	2,835	—	—		2,835
Machinery	61,256	—	—		61,256
Media	13,508	—	—		13,508
Metals & Mining	13,617	—	—		13,617
Paper & Forest Products	870	—	—		870
Pharmaceuticals	5,313	—	—		5,313
Professional Services	4,158	—	—		4,158
Real Estate Management & Development	26,577	—	—		26,577
Semiconductors & Semiconductor Equipment	23,327	—	—		23,327
Software	4,252	—	—		4,252
Specialty Retail	13,896	—	—		13,896

Morgan Stanley Institutional Fund, Inc.

International Small Cap Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Fair Value Measurement Information:(cont’d)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs		Total
Investment Type	(000)	(000)	(000)		(000)
Assets: (cont’d)
Common Stocks (cont’d)
Textiles, Apparel & Luxury Goods	$1,850	$—	$—		$1,850
Trading Companies & Distributors	7,648	—	—		7,648
Wireless Telecommunication Services	1,817	—	—		1,817
Total Common Stocks	412,234	—	—	†	412,234
Foreign Currency Exchange Contracts	—	1,623	—		1,623
Short-Term Investment
Investment Company	6,685	—	—		6,685
Warrants	65	—	—		65
Total Assets	418,984	1,623	—	†	420,607

Liabilities:
Foreign Currency Exchange Contracts	—	408	—		408
Total Liabilities	—	408	—		408
Total	$418,984	$1,215	$—	†	$420,199

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common
Stocks
(000)
Balance as of 12/31/09	$—	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/10	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/10.	$—

†       Includes a security which is valued at zero.

Morgan Stanley Institutional Fund, Inc.

Capital Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Common Stocks (96.1%)
Air Transport (1.8%)
Expeditors International of Washington, Inc.	373,989	$13,808

Alternative Energy (5.1%)
Better Place (a)(d)(l)	1,451,604	4,355
Range Resources Corp.	188,857	8,852
Ultra Petroleum Corp. (a)	557,444	25,993
		39,200
Asset Management & Custodian (1.2%)
BlackRock, Inc., Class A	42,801	9,320

Biotechnology (2.1%)
Illumina, Inc. (a)	416,615	16,206

Casinos & Gambling (4.7%)
Las Vegas Sands Corp. (a)	560,680	11,858
Wynn Resorts Ltd.	326,634	24,769
		36,627
Cement (1.8%)
Cemex S.A.B. de C.V. ADR (a)	575,111	5,872
Martin Marietta Materials, Inc.	101,664	8,494
		14,366
Chemicals: Diversified (3.5%)
Monsanto Co.	375,706	26,833

Commercial Finance & Mortgage Companies (1.9%)
BM&F Bovespa S.A.	2,174,255	14,598

Commercial Services (7.3%)
China Merchants Holdings International Co. Ltd.	2,607,328	9,604
Corporate Executive Board Co. (The)	184,273	4,900
eBay, Inc. (a)	465,259	12,539
Leucadia National Corp. (a)	634,809	15,750
Monster Worldwide, Inc. (a)	229,079	3,805
SGS S.A. (Registered)	7,537	10,393
		56,991
Communications Technology (4.8%)
America Movil S.A.B. de C.V., L, Class L ADR	232,512	11,705
Cisco Systems, Inc. (a)	415,392	10,813
Research In Motion Ltd. (a)	197,962	14,639
		37,157
Computer Services Software & Systems (18.7%)
Adobe Systems, Inc. (a)	284,637	10,068
Baidu, Inc. ADR (a)	40,246	24,027
Google, Inc., Class A (a)	86,152	48,849
Salesforce.com, Inc. (a)	244,727	18,220
Tencent Holdings Ltd.	1,380,400	27,700
Visa, Inc., Class A	95,524	8,695
VMware, Inc., Class A (a)	132,947	7,086
		144,645
Computer Technology (7.6%)
Apple, Inc. (a)	236,186	55,487
Nvidia Corp. (a)	198,897	3,457
		58,944
Consumer Lending (7.2%)
American Express Co.	379,894	15,674
Mastercard, Inc., Class A	88,185	22,399
Redecard S.A.	966,256	17,876
		55,949
Diversified Financial Services (1.6%)
CME Group, Inc.	39,335	12,434

Diversified Media (0.8%)
McGraw-Hill Cos., Inc. (The)	170,745	6,087

Diversified Retail (7.9%)
Amazon.com, Inc. (a)	387,714	52,624
Sears Holdings Corp. (a)	81,489	8,836
		61,460
Insurance (2.0%)
Berkshire Hathaway, Inc., Class B (a)	190,841	15,510

Insurance: Multi-Line (1.4%)
Loews Corp.	290,324	10,823

Medical Equipment (1.5%)
Intuitive Surgical, Inc. (a)	34,340	11,955

Pharmaceuticals (1.8%)
Allergan, Inc.	150,694	9,843
Gen-Probe, Inc. (a)	84,649	4,233
		14,076
Real Estate Investment Trusts (REIT) (3.7%)
Brookfield Asset Management, Inc., Class A	1,120,408	28,481

Restaurants (1.6%)
Starbucks Corp. (a)	497,154	12,066

Securities Brokerage & Services (1.4%)
Charles Schwab Corp. (The)	570,449	10,662

Semi-Conductors/Components (0.5%)
First Solar, Inc. (a)	29,445	3,611

Shipping (1.2%)
C.H. Robinson Worldwide, Inc.	166,455	9,296

Wholesale & International Trade (3.0%)
Li & Fung Ltd.	4,663,601	22,945
Total Common Stocks (Cost $605,345)		744,050

Short-Term Investment (4.6%)
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o) (Cost $35,793)	35,792,602	35,793
Total Investments (100.7%) (Cost $641,138) +		779,843
Liabilities in Excess of Other Assets (-0.7%)		(5,219)
Net Assets (100%)		$774,624

(a)	Non-income producing security.
(d)

At March 31, 2010, the Portfolio held approximately $4,355,000 of fair valued securities, representing 0.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(l)	Security has been deemed illiquid at March 31, 2010.

Morgan Stanley Institutional Fund, Inc.

Capital Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $8,000. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $49,754,000 and $40,438,000, respectively.

+

At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $641,138,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $138,705,000 of which $202,309,000 related to appreciated securities and $63,604,000 related to depreciated securities.

ADR	American Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Transport	$13,808	$—	$—	$13,808
Alternative Energy	34,845	—	4,355	39,200
Asset Management & Custodian	9,320	—	—	9,320
Biotechnology	16,206	—	—	16,206
Casinos & Gambling	36,627	—	—	36,627
Cement	14,366	—	—	14,366
Chemicals: Diversified	26,833	—	—	26,833
Commercial Finance & Mortgage Companies	14,598	—	—	14,598
Commercial Services	56,991	—	—	56,991
Communications Technology	37,157	—	—	37,157
Computer Services Software & Systems	144,645	—	—	144,645
Computer Technology	55,487	—	—	55,487
Consumer Lending	71,459	—	—	71,459
Diversified Financial Services	12,434	—	—	12,434
Diversified Media	6,087	—	—	6,087
Diversified Retail	61,460	—	—	61,460
Insurance: Multi-Line	10,823	—	—	10,823
Medical Equipment	11,955	—	—	11,955
Pharmaceuticals	14,076	—	—	14,076
Real Estate Investment Trusts (REIT)	28,481	—	—	28,481
Restaurants	12,066	—	—	12,066
Securities Brokerage & Services	10,662	—	—	10,662
Semiconductors & Semiconductor Equipment	3,457	—	—	3,457
Semi-Conductors/Components	3,611	—	—	3,611
Shipping	9,296	—	—	9,296
Wholesale & International Trade	22,945	—	—	22,945
Total Common Stocks	739,695	—	4,355	744,050
Short-Term Investment
Investment Company	35,793	—	—	35,793
Total Assets	775,488	—	4,355	779,843
Total	$775,488	$—	$4,355	$779,843

Morgan Stanley Institutional Fund, Inc.

Capital Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Fair Value Measurement Information:(cont’d)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common
Stocks
(000)
Balance as of 12/31/09	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	4,355
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/10	$4,355
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/10.	$—

Morgan Stanley Institutional Fund, Inc.

Focus Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Common Stocks (98.1%)
Air Transport (2.9%)
Expeditors International of Washington, Inc.	6,509	$240

Alternative Energy (6.9%)
Better Place (a)(d)(l)	17,553	53
Ultra Petroleum Corp. (a)	11,047	515
		568
Biotechnology (2.7%)
Illumina, Inc. (a)	5,736	223

Casinos & Gambling (4.1%)
Wynn Resorts Ltd.	4,491	341

Chemicals: Diversified (4.7%)
Monsanto Co.	5,488	392

Commercial Finance & Mortgage Companies (3.8%)
BM&F Bovespa S.A.	47,158	317

Commercial Services (3.7%)
Corporate Executive Board Co. (The)	2,567	68
Leucadia National Corp. (a)	9,608	239
		307
Communications Technology (5.3%)
Cisco Systems, Inc. (a)	7,586	197
Research In Motion Ltd. (a)	3,270	242
		439
Computer Services Software & Systems (22.4%)
Baidu, Inc. ADR (a)	745	445
Google, Inc., Class A (a)	1,189	674
Salesforce.com, Inc. (a)	3,339	248
Tencent Holdings Ltd.	24,300	488
		1,855
Computer Technology (9.2%)
Apple, Inc. (a)	3,250	764

Consumer Lending (10.3%)
American Express Co.	5,977	246
Berkshire Hathaway, Inc., Class B (a)	2,569	209
Mastercard, Inc., Class A	1,567	398
		853
Diversified Financial Services (2.6%)
CME Group, Inc.	672	212

Diversified Retail (9.1%)
Amazon.com, Inc. (a)	5,522	749

Real Estate Investment Trusts (REIT) (4.7%)
Brookfield Asset Management, Inc., Class A	15,261	388

Shipping (1.8%)
C.H. Robinson Worldwide, Inc.	2,713	152

Wholesale & International Trade (3.9%)
Li & Fung Ltd.	66,100	325
Total Common Stocks (Cost $7,445)		8,125

Short-Term Investment (2.7%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o) (Cost $222)	221,587	222
Total Investments (100.8%) (Cost $7,667) +		8,347
Liabilities in Excess of Other Assets (-0.8%)		(65)
Net Assets (100%)		$8,282

(a)	Non-income producing security.
(d)

At March 31, 2010, the Portfolio held approximately $53,000 of fair valued securities, representing 0.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(l)	Security has been deemed illiquid at March 31, 2010.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled less than $500. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $346,000 and $456,000, respectively.

+

At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $7,667,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $680,000 of which $1,644,000 related to appreciated securities and $964,000 related to depreciated securities.

ADR	American Depositary Receipt

Morgan Stanley Institutional Fund, Inc.
Focus Growth Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Common Stocks
Air Transport	$240	$—	$—	$240
Alternative Energy	515	—	53	568
Biotechnology	223	—	—	223
Casinos & Gambling	341	—	—	341
Chemicals: Diversified	392	—	—	392
Commercial Finance & Mortgage Companies	317	—	—	317
Commercial Services	307	—	—	307
Communications Technology	439	—	—	439
Computer Services Software & Systems	1,855	—	—	1,855
Computer Technology	764	—	—	764
Consumer Lending	853	—	—	853
Diversified Financial Services	212	—	—	212
Diversified Retail	749	—	—	749
Real Estate Investment Trusts (REIT)	388	—	—	388
Shipping	152	—	—	152
Wholesale & International Trade	325	—	—	325
Total Common Stocks	8,072	—	53	8,125
Short-Term Investment
Investment Company	222	—	—	222
Total Assets	8,294	—	53	8,347
Total	$8,294	$—	$53	$8,347

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining values:

Common
Stocks
(000)
Balance as of 12/31/09	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	53
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/10	$53
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/10.	$—

Morgan Stanley Institutional Fund, Inc.

Large Cap Relative Value Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Common Stocks (94.9%)
Alternative Energy (5.4%)
Anadarko Petroleum Corp.	91,900	$6,693
Devon Energy Corp.	39,510	2,546
Occidental Petroleum Corp.	77,660	6,565
		15,804
Automobiles (0.6%)
Ford Motor Co. (a)	127,500	1,603

Banks: Diversified (5.3%)
BB&T Corp.	84,200	2,727
Fifth Third Bancorp.	151,400	2,058
First Horizon National Corp. (a)	2,122	30
PNC Financial Services Group, Inc.	95,536	5,703
U.S. Bancorp	59,800	1,548
Wells Fargo & Co.	109,200	3,398
		15,464
Beverages: Soft Drinks (0.8%)
Coca-Cola Co. (The)	39,740	2,186

Cable Television Services (1.1%)
Time Warner Cable, Inc.	60,319	3,216

Chemicals (0.5%)
PPG Industries, Inc.	22,100	1,445

Chemicals: Diversified (2.4%)
Bayer AG ADR	55,510	3,755
Dow Chemical Co. (The)	109,100	3,226
		6,981
Commercial Services (4.0%)
Cintas Corp.	58,000	1,629
eBay, Inc. (a)	245,790	6,624
Manpower, Inc.	32,101	1,834
Robert Half International, Inc.	49,700	1,512
		11,599
Communications Technology (2.7%)
Cisco Systems, Inc. (a)	165,530	4,309
Vodafone Group plc ADR	154,700	3,603
		7,912
Computer Services Software & Systems (0.6%)
Amdocs Ltd. (a)	54,705	1,647
Symantec Corp. (a)	4,842	82
		1,729
Computer Technology (2.8%)
Dell, Inc. (a)	162,004	2,432
Hewlett-Packard Co.	106,249	5,647
		8,079
Consumer Electronics (0.7%)
Yahoo!, Inc. (a)	131,000	2,165

Consumer Lending (3.0%)
Marsh & McLennan Cos., Inc.	357,447	8,729

Consumer Staples — Miscellaneous (0.6%)
Avery Dennison Corp.	46,800	1,704

Copper (0.7%)
Freeport-McMoran Copper & Gold, Inc.	25,600	2,139

Cosmetics (0.5%)
Estee Lauder Cos., Inc. (The), Class A	22,400	1,453

Diversified Financial Services (8.9%)
Bank of America Corp.	404,000	7,211
Citigroup, Inc.	603,500	2,444
JPMorgan Chase & Co.	321,404	14,383
Primerica, Inc. (a)	2,000	30
State Street Corp.	42,700	1,928
		25,996
Diversified Manufacturing Operations (4.4%)
Dover Corp.	78,800	3,684
Ingersoll-Rand plc	57,837	2,017
Siemens AG ADR	29,910	2,990
Tyco International Ltd.	108,645	4,155
		12,846
Diversified Materials & Processing (0.4%)
Newmont Mining Corp.	24,150	1,230

Diversified Media (4.5%)
Time Warner, Inc.	162,626	5,085
Viacom, Inc., Class B (a)	230,292	7,918
		13,003
Diversified Retail (4.5%)
Gap, Inc. (The)	95,600	2,209
Home Depot, Inc.	162,716	5,264
Wal-Mart Stores, Inc.	103,200	5,738
		13,211
Drug & Grocery Store Chains (0.9%)
Walgreen Co.	74,000	2,745

Electrical Components (0.5%)
General Dynamics Corp.	20,000	1,544

Energy Equipment (1.2%)
Schlumberger Ltd.	54,540	3,461

Financial Data & Systems (0.1%)
Western Union Co. (The)	25,145	426

Foods (3.8%)
Kraft Foods, Inc., Class A	198,600	6,006
Sysco Corp.	102,900	3,035
Unilever N.V. (NY Shares)	66,240	1,998
		11,039
Health Care Providers & Services (1.4%)
UnitedHealth Group, Inc.	120,500	3,937

Household Equipment & Products (1.3%)
Sony Corp. ADR	96,800	3,709

Insurance (0.3%)
Principal Financial Group, Inc.	29,300	856

Insurance: Property-Casualty (1.6%)
Chubb Corp.	60,580	3,141
Travelers Cos., Inc. (The)	30,600	1,651
		4,792
Medical & Dental Instruments & Supplies (1.4%)
Covidien plc	80,455	4,045

Multi-Sector Companies (3.3%)
General Electric Co.	521,700	9,495

Oil Well Equipment & Services (0.5%)
Smith International, Inc.	32,500	1,392

Oil: Integrated (5.7%)
BP plc ADR	49,830	2,844
ConocoPhillips	44,210	2,262
Exxon Mobil Corp.	54,100	3,624
Hess Corp.	43,300	2,708
Royal Dutch Shell plc ADR	88,550	5,123
		16,561

Morgan Stanley Institutional Fund, Inc.

Large Cap Relative Value Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Pharmaceuticals (7.6%)
Abbott Laboratories	40,800	$2,149
Bristol-Myers Squibb Co.	190,680	5,091
Cardinal Health, Inc.	51,900	1,870
Genzyme Corp. (a)	24,200	1,254
Merck & Co., Inc.	119,198	4,452
Pfizer, Inc.	245,800	4,216
Roche Holding AG ADR	75,600	3,063
		22,095
Production Technology Equipment (0.6%)
Lam Research Corp. (a)	45,570	1,701

Radio & TV Broadcasters (1.5%)
Comcast Corp., Class A	228,398	4,298

Recreational Vehicles & Boats (0.5%)
Harley-Davidson, Inc.	56,477	1,585

Scientific Instruments : Gauges & Meters (0.2%)
Agilent Technologies, Inc. (a)	17,300	595

Securities Brokerage & Services (1.4%)
Charles Schwab Corp. (The)	211,672	3,956

Semi-Conductors/Components (1.1%)
Intel Corp.	150,331	3,346

Transportation — Miscellaneous (0.8%)
FedEx Corp.	25,200	2,354

Utilities: Electrical (3.9%)
American Electric Power Co., Inc.	165,749	5,665
Edison International	37,600	1,285
Entergy Corp.	27,590	2,245
FirstEnergy Corp.	59,150	2,312
		11,507
Utilities: Telecommunications (0.9%)
Verizon Communications, Inc.	87,065	2,701
Total Common Stocks (Cost $250,510)		276,634

Short-Term Investment (4.8%)
Investment Company (4.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o) (Cost $13,954)	13,953,510	13,954
Total Investments (99.7%) (Cost $264,464) +		290,588
Other Assets in Excess of Liabilities (0.3%)		855
Net Assets (100%)		$291,443

(a)                                 Non-income producing security.

(c)                                 The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $3,000. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $17,292,000 and $11,825,000, respectively.

+                                        At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $264,464,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $26,124,000 of which $35,590,000 related to appreciated securities and $9,466,000 related to depreciated securities.

ADR                    American Depositary Receipt

Morgan Stanley Institutional Fund, Inc.

Large Cap Relative Value Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Common Stocks
Alternative Energy	$15,804	$—	$—	$15,804
Automobiles	1,603	—	—	1,603
Banks: Diversified	15,464	—	—	15,464
Beverages: Soft Drinks	2,186	—	—	2,186
Cable Television Services	3,216	—	—	3,216
Chemicals	1,445	—	—	1,445
Chemicals: Diversified	3,226	3,755	—	6,981
Commercial Services	11,599	—	—	11,599
Communications Technology	7,912	—	—	7,912
Computer Services Software & Systems	1,729	—	—	1,729
Computer Technology	8,079	—	—	8,079
Consumer Electronics	2,165	—	—	2,165
Consumer Lending	8,729	—	—	8,729
Consumer Staples — Miscellaneous	1,704	—	—	1,704
Copper	2,139	—	—	2,139
Cosmetics	1,453	—	—	1,453
Diversified Financial Services	25,996	—	—	25,996
Diversified Manufacturing Operations	12,846	—	—	12,846
Diversified Materials & Processing	1,230	—	—	1,230
Diversified Media	13,003	—	—	13,003
Diversified Retail	13,211	—	—	13,211
Drug & Grocery Store Chains	2,745	—	—	2,745
Electrical Components	1,544	—	—	1,544
Energy Equipment	3,461	—	—	3,461
Financial Data & Systems	426	—	—	426
Foods	11,039	—	—	11,039
Health Care Providers & Services	3,937	—	—	3,937
Household Equipment & Products	3,709	—	—	3,709
Insurance	856	—	—	856
Insurance: Property-Casualty	4,792	—	—	4,792
Medical & Dental Instruments & Supplies	4,045	—	—	4,045
Multi-Sector Companies	9,495	—	—	9,495
Oil Well Equipment & Services	1,392	—	—	1,392
Oil: Integrated	16,561	—	—	16,561
Pharmaceuticals	19,032	3,063	—	22,095
Production Technology Equipment	1,701	—	—	1,701
Radio & TV Broadcasters	4,298	—	—	4,298
Recreational Vehicles & Boats	1,585	—	—	1,585
Scientific Instruments : Gauges & Meters	595	—	—	595
Securities Brokerage & Services	3,956	—	—	3,956
Semi-Conductors/Components	3,346	—	—	3,346
Transportation — Miscellaneous	2,354	—	—	2,354
Utilities: Electrical	11,507	—	—	11,507
Utilities: Telecommunications	2,701	—	—	2,701
Total Common Stocks	269,816	6,818	—	276,634
Short-Term Investment
Investment Company	13,954	—	—	13,954
Total Assets	283,770	6,818	—	290,588
Total	$283,770	$6,818	$—	$290,588

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Common Stocks (96.4%)
Alternative Energy (1.6%)
Better Place (a)(d)(l)	2,887,667	$8,663
Contango Oil & Gas Co. (a)	322,747	16,508
		25,171
Asset Management & Custodian (4.3%)
Capital Southwest Corp.	44,154	4,013
Climate Exchange plc (a)	208,318	1,581
Greenhill & Co., Inc.	753,727	61,873
		67,467
Biotechnology (0.9%)
Alnylam Pharmaceuticals, Inc. (a)	779,886	13,274

Casinos & Gambling (1.2%)
Lakes Entertainment, Inc. (a)	613,119	1,410
Universal Entertainment Corp.	1,132,300	16,472
		17,882
Cement (3.8%)
Eagle Materials, Inc.	1,326,408	35,203
Texas Industries, Inc.	719,439	24,583
		59,786
Chemicals: Diversified (3.0%)
Intrepid Potash, Inc. (a)	634,935	19,258
Rockwood Holdings, Inc. (a)	1,055,619	28,100
		47,358
Commercial Services (9.1%)
Advisory Board Co. (The) (a)	1,087,808	34,266
Corporate Executive Board Co. (The)	408,736	10,868
CoStar Group, Inc. (a)	934,283	38,791
Information Services Group, Inc. (a)	2,311,976	7,884
MercadoLibre, Inc. (a)	613,895	29,596
New Oriental Education & Technology Group ADR (a)	237,770	20,332
		141,737
Communications Technology (2.2%)
GSI Commerce, Inc. (a)	1,215,789	33,641

Computer Services Software & Systems (7.4%)
Blackboard, Inc. (a)	479,474	19,975
comScore, Inc. (a)	521,439	8,703
Forrester Research, Inc. (a)	1,115,812	33,552
Longtop Financial Technologies Ltd. ADR (a)	514,609	16,575
NetSuite, Inc. (a)	406,182	5,906
OpenTable, Inc. (a)	800,465	30,522
		115,233
Computer Technology (0.4%)
Palm, Inc. (a)	1,716,681	6,455

Consumer Lending (4.0%)
Interactive Data Corp.	482,528	15,441
Riskmetrics Group, Inc. (a)	2,035,167	46,015
		61,456
Diversified Financial Services (0.3%)
GLG Partners, Inc. (a)	1,719,233	5,278

Diversified Media (0.4%)
CKX, Inc. (a)	1,088,419	6,672

Diversified Retail (8.2%)
Blue Nile, Inc. (a)	1,046,417	57,574
Citi Trends, Inc. (a)	837,805	27,178
Ctrip.com International Ltd. ADR (a)	596,794	23,394
Dena Co., Ltd.	2,721	20,141
		128,287
Education Services (0.7%)
Ambassadors Group, Inc.	994,647	10,991

Electrical Components (1.3%)
Cogent Communications Group, Inc. (a)	1,924,794	20,037

Engineering & Contracting Services (1.8%)
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	760,346	28,148

Entertainment (2.6%)
Vail Resorts, Inc. (a)	1,008,989	40,450

Financial Data & Systems (3.2%)
MSCI, Inc., Class A (a)	1,363,811	49,234

Health Care Services (2.5%)
athenahealth, Inc. (a)	1,041,115	38,063

Homebuilding (3.1%)
Brookfield Incorporacoes S.A.	5,035,075	22,367
Gafisa S.A. ADR	1,915,862	26,324
		48,691
Hotel/Motel (1.3%)
Gaylord Entertainment Co. (a)	390,470	11,437
Mandarin Oriental International Ltd.	6,078,693	8,510
		19,947
Insurance: Multi-Line (3.3%)
Greenlight Capital Re Ltd., Class A (a)	1,517,169	40,478
Pico Holdings, Inc. (a)	304,818	11,336
		51,814
Medical & Dental Instruments & Supplies (3.7%)
Techne Corp.	914,051	58,216

Metals & Minerals: Diversified (0.4%)
Lynas Corp., Ltd. (a)	13,281,800	5,911

Oil: Crude Producers (2.9%)
Atlas Energy, Inc. (a)	1,135,221	35,328
GMX Resources, Inc. (a)	1,257,742	10,339
		45,667
Pharmaceuticals (2.1%)
Gen-Probe, Inc. (a)	664,086	33,204

Printing & Copying Services (2.1%)
VistaPrint NV (a)	573,305	32,822

Publishing (1.8%)
Morningstar, Inc. (a)	565,976	27,218

Real Estate Investment Trusts (REIT) (0.3%)
Consolidated-Tomoka Land Co.	128,503	4,049

Restaurants (5.4%)
BJ’s Restaurants, Inc. (a)	1,015,094	23,652
P.F. Chang’s China Bistro, Inc. (a)	1,355,835	59,833
		83,485
Semi-Conductors/Components (2.2%)
Tessera Technologies, Inc. (a)	1,650,313	33,468

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Technology — Miscellaneous (0.9%)
iRobot Corp. (a)	684,808	$10,382
Market Leader, Inc. (a)	1,024,170	2,048
Rediff.com India Ltd. ADR (a)	783,509	2,045
		14,475
Textiles Apparel & Shoes (3.2%)
Lululemon Athletica, Inc. (a)	1,214,234	50,391

Transportation — Miscellaneous (0.6%)
Integrated Distribution Services Group Ltd.	4,653,400	8,511

Utilities: Electrical (4.2%)
Brookfield Infrastructure Partners LP	2,417,576	42,525
Prime Infrastructure Group (a)	6,917,294	23,169
		65,694
Total Common Stocks (Cost $1,486,133)		1,500,183

Preferred Stocks (3.3%)
Biotechnology (0.5%)
Pacific Biosciences of California, Inc. (Convertible) (a)(d)(l)	1,046,420	7,325

Communications Technology (0.5%)
Xoom Corp. (a)(d)(l)	2,610,922	7,473

Diversified Financial Services (0.6%)
Ning, Inc. (Convertible) (a)(d)(l)	1,132,800	9,980

Pharmaceuticals (1.2%)
Ironwood Pharmaceutical, Inc. (Convertible) (a)(d)(l)	1,212,976	15,150
Ironwood Pharmaceutical, Inc. (Convertible) (IPO) (a)(d)(l)	366,386	4,577
		19,727
Telecommunication Services (0.5%)
Twitter, Inc. (a)(d)(l)	456,336	7,293
Total Preferred Stocks (Cost $41,894)		51,798

Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o) (Cost $19,313)	19,313,026	19,313
Total Investments (100.9%) (Cost $1,547,340) +		1,571,294
Liabilities in Excess of Other Assets (-0.9%)		(14,614)
Net Assets (100%)		$1,556,680

(a)	Non-income producing security.
(d)

At March 31, 2010, the Portfolio held approximately $60,461,000 of fair valued securities, representing 3.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(j)	Security has been deemed illiquid at March 31, 2010.
(l)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by approximately $6,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $8,000. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $38,016,000 and $41,153,000, respectively.

+

At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $1,547,340,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $23,954,000 of which $287,098,000 related to appreciated securities and $263,144,000 related to depreciated securities.

ADR	American Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Common Stocks
Alternative Energy	$16,508	$—	$8,663	$25,171
Asset Management & Custodian	67,467	—	—	67,467
Biotechnology	13,274	—	—	13,274
Casinos & Gambling	17,882	—	—	17,882
Cement	59,786	—	—	59,786
Chemicals: Diversified	47,358	—	—	47,358
Commercial Services	141,737	—	—	141,737
Communications Technology	33,641	—	—	33,641
Computer Services Software & Systems	115,233	—	—	115,233
Computer Technology	6,455	—	—	6,455
Consumer Lending	61,456	—	—	61,456
Diversified Financial Services	5,278	—	—	5,278
Diversified Media	6,672	—	—	6,672
Diversified Retail	128,287	—	—	128,287
Education Services	10,991	—	—	10,991
Electrical Components	20,037	—	—	20,037
Engineering & Contracting Services	28,148	—	—	28,148
Entertainment	40,450	—	—	40,450
Financial Data & Systems	49,234	—	—	49,234
Health Care Services	38,063	—	—	38,063
Homebuilding	48,691	—	—	48,691

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Fair Value Measurement Information:(cont’d)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets: (cont’d)
Common Stocks (cont’d)
Hotel/Motel	$19,947	$—	$—	$19,947
Insurance: Multi-Line	51,814	—	—	51,814
Medical & Dental Instruments & Supplies	58,216	—	—	58,216
Metals & Minerals: Diversified	5,911	—	—	5,911
Oil: Crude Producers	45,667	—	—	45,667
Pharmaceuticals	33,204	—	—	33,204
Printing & Copying Services	32,822	—	—	32,822
Publishing	27,218	—	—	27,218
Real Estate Investment Trusts (REIT)	4,049	—	—	4,049
Restaurants	83,485	—	—	83,485
Semi-Conductors/Components	33,468	—	—	33,468
Technology — Miscellaneous	14,475	—	—	14,475
Textiles Apparel & Shoes	50,391	—	—	50,391
Transportation — Miscellaneous	8,511	—	—	8,511
Utilities: Electrical	65,694	—	—	65,694
Total Common Stocks	1,491,520	—	8,663	1,500,183
Preferred Stocks
Biotechnology	—	—	7,325	7,325
Communications Technology	—	—	7,473	7,473
Diversified Financial Services	—	—	9,980	9,980
Pharmaceuticals	—	—	19,727	19,727
Telecommunication Services	—	—	7,293	7,293
Total Preferred Stocks	—	—	51,798	51,798
Short-Term Investment
Investment Company	19,313	—	—	19,313
Total Assets	1,510,833	—	60,461	1,571,294
Total	$1,510,833	$—	$60,461	$1,571,294

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining values:

	Common	Preferred
	Stocks	Stocks
	(000)	(000)
Balance as of 12/31/09	$—	$51,284
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	(11,081)
Net purchases (sales)	8,663	11,595
Transfers in for Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 3/31/10	$8,663	$51,798
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/10.	$—	$(11,081)

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Common Stocks (94.2%)
Diversified (9.5%)
Cousins Properties, Inc. REIT	1,102,725	$9,164
Forest City Enterprises, Inc., Class A (a)	1,345,794	19,393
Lexington Realty Trust REIT	11,900	77
Vornado Realty Trust REIT	691,878	52,375
		81,009
Health Care (11.8%)
Assisted Living Concepts, Inc., Class A (a)	291,141	9,561
Capital Senior Living Corp. (a)	180,210	948
Extendicare REIT	44,700	461
HCP, Inc. REIT	934,623	30,843
Healthcare Realty Trust, Inc. REIT	629,130	14,652
LTC Properties, Inc. REIT	23,370	632
Nationwide Health Properties, Inc. REIT	80,110	2,816
Senior Housing Properties Trust REIT	1,099,021	24,343
Ventas, Inc. REIT	345,850	16,421
		100,677
Industrial (3.5%)
AMB Property Corp. REIT	317,293	8,643
Cabot Industrial Value Fund III, LP (a)(d)(i)(l)	1,876	938
Cabot Industrial Value Fund, LP (a)(d)(i)(l)	14,000	5,740
DCT Industrial Trust, Inc. REIT	805,053	4,210
Exeter Industrial Value Fund, LP (a)(d)(i)(l)	5,525,000	3,868
Keystone Industrial Fund II, LP (a)(d)(i)(l)	37,500	38
Keystone Industrial Fund, LP (a)(d)(i)(l)	7,500,000	6,213
		29,650
Lodging/Resorts (8.7%)
DiamondRock Hospitality Co. REIT (a)	2,268	23
Host Hotels & Resorts, Inc. REIT	2,180,254	31,941
Morgans Hotel Group Co. (a)	653,455	4,189
Pebblebrook Hotel Trust REIT (a)	117,200	2,465
Starwood Hotels & Resorts Worldwide, Inc.	767,101	35,777
		74,395
Office (10.2%)
Boston Properties, Inc. REIT	526,891	39,749
BRCP REIT I, LLC (a)(d)(i)(l)	6,101,396	2,287
BRCP REIT II, LLC (a)(d)(i)(l)	6,496,012	2,273
Brookfield Properties Corp.	1,429,045	21,950
Douglas Emmett, Inc. REIT	138,950	2,136
Highwoods Properties, Inc. REIT	13,130	417
HRPT Properties Trust REIT	155,120	1,207
Kilroy Realty Corp. REIT	105,690	3,259
Mack-Cali Realty Corp. REIT	382,116	13,469
Parkway Properties, Inc. REIT	30,031	564
		87,311
Office/Industrial (2.4%)
Duke Realty Corp. REIT	415,516	5,152
Liberty Property Trust REIT	312,560	10,608
PS Business Parks, Inc. REIT	88,722	4,738
		20,498
Residential Apartments (16.7%)
Apartment Investment & Management Co., Class A REIT	166,000	3,056
AvalonBay Communities, Inc. REIT	416,073	35,928
Camden Property Trust REIT	435,428	18,127
Equity Residential REIT	1,815,061	71,060
Essex Property Trust, Inc. REIT	19,993	1,798
Post Properties, Inc. REIT	541,594	11,926
		141,895
Residential Manufactured Homes (2.2%)
Equity Lifestyle Properties, Inc. REIT	353,800	19,063

Retail Regional Malls (11.1%)
Macerich Co. (The) REIT	125,980	4,826
Simon Property Group, Inc. REIT	1,026,549	86,128
Taubman Centers, Inc. REIT	98,293	3,924
		94,878
Retail Strip Centers (7.8%)
Acadia Realty Trust REIT	533,788	9,533
Federal Realty Investment Trust REIT	239,400	17,431
Kite Realty Group Trust REIT	171,280	810
Regency Centers Corp. REIT	832,075	31,178
Retail Opportunity Investments Corp. (a)	729,916	7,387
		66,339
Self Storage (5.4%)
Public Storage REIT	467,038	42,963
Sovran Self Storage, Inc. REIT	89,172	3,108
		46,071
Specialty (4.9%)
Colony Financial, Inc. REIT	148,370	2,967
CreXus Investment Corp. REIT	137,540	1,839
Digital Realty Trust, Inc. REIT	72,780	3,945
Plum Creek Timber Co., Inc. REIT	582,868	22,680
Rayonier, Inc. REIT	73,990	3,361

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Specialty (cont’d)
Starwood Property Trust, Inc. REIT	343,531	$6,630
		41,422
Total Common Stocks (Cost $736,431)		803,208

Short-Term Investment (5.7%)
Investment Company (5.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o) (Cost $48,960)	48,960,107	48,960
Total Investments (99.9%) (Cost $785,391) +		852,168
Other Assets in Excess of Liabilities (0.1%)		469
Net Assets (100%)		$852,637

(a)                                  Non-income producing security.

(d)                                 At March 31, 2010, the Portfolio held approximately $21,357,000 of fair valued securities, representing 2.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(i)                                     Restricted security valued at fair value and not registered under the Securities Act of 1933. BRCP REIT I, LLC was acquired between 5/03 - 5/08 and has a current cost basis of $2,287,000. BRCP REIT II, LLC was acquired between 10/06 - 1/10 and has a current cost basis of $6,496,000. Cabot Industrial Value Fund, LP was acquired between 11/05 - 5/09 and has a current cost basis of $7,000,000. Cabot Industrial Value Fund III, LP was acquired between 12/08 - 2/10 and has a current cost basis of $938,000. Exeter Industrial Fund, LP was acquired between 11/07 - 12/09 and has a current cost basis of $5,525,000. Keystone Industrial Fund, LP was acquired between 3/06 - 11/09 and has a current cost basis of $6,213,000. Keystone Industrial Fund II, LP was acquired in 1/09 and has a current cost basis of $38,000. At March 31, 2010, these securities had an aggregate market value of $21,357,000 representing 2.5% of net assets.

(l)                                     Security has been deemed illiquid at March 31, 2010.

(o)                                 The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by approximately $5,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $9,000. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $69,201,000 and $44,989,000, respectively.

+                                         At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $785,391,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $66,777,000 of which $112,288,000 related to appreciated securities and $45,511,000 related to depreciated securities.

REIT                     Real Estate Investment Trust

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Common Stocks
Diversified	$81,009	$—	$—	$81,009
Health Care	100,677	—	—	100,677
Industrial	12,853	—	16,797	29,650
Lodging/Resorts	74,395	—	—	74,395
Office	82,751	—	4,560	87,311
Office/Industrial	20,498	—	—	20,498
Residential Apartments	141,895	—	—	141,895
Residential Manufactured Homes	19,063	—	—	19,063
Retail Regional Malls	94,878	—	—	94,878
Retail Strip Centers	66,339	—	—	66,339
Self Storage	46,071	—	—	46,071
Specialty	41,422	—	—	41,422
Total Common Stocks	781,851	—	21,357	803,208
Short-Term Investment
Investment Company	48,960	—	—	48,960
Total Assets	830,811	—	21,357	852,168
Total	$830,811	$—	$21,357	$852,168

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Fair Value Measurement Information: (cont’d)

The following is a reconciliation in investments in which significant unobservable inputs (Level 3) were used in determining value.

Common
Stocks
Balance as of 12/31/09	$20,790
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(591)
Net purchases (sales)	1,158
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/10	$21,357
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/10.	$(591)

Morgan Stanley Institutional Fund, Inc.

U.S. Small/Mid Cap Value Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Common Stocks (95.4%)
Aerospace & Defense (5.6%)
AAR Corp. (a)	29,300	$727
Goodrich Corp.	3,600	254
Spirit Aerosystems Holdings, Inc., Class A (a)	17,000	398
		1,379
Beverages (1.5%)
Molson Coors Brewing Co., Class B	8,800	370

Commercial Leasing (2.8%)
AerCap Holdings N.V. (a)	59,600	687

Commercial Services & Supplies (1.3%)
Brink’s Co. (The)	11,375	321

Computers & Peripherals (1.7%)
Teradata Corp. (a)	14,600	422

Construction & Engineering (1.8%)
Aecom Technology Corp. (a)	15,200	431

Containers & Packaging (3.1%)
Pactiv Corp. (a)	29,600	745

Diversified Telecommunication Services (1.3%)
CenturyTel, Inc.	8,800	312

Electric Utilities (1.5%)
NV Energy, Inc.	30,100	371

Electrical Equipment (0.6%)
Belden, Inc.	5,500	151

Energy Equipment & Services (1.9%)
Exterran Holdings, Inc. (a)	8,800	213
Superior Energy Services, Inc. (a)	12,300	258
		471
Food Products (4.2%)
ConAgra Foods, Inc.	21,300	534
Corn Products International, Inc.	14,100	489
		1,023
Gas Utilities (1.9%)
UGI Corp.	17,900	475

Health Care Providers & Services (1.3%)
PharMerica Corp. (a)	17,800	324

Hotels, Restaurants & Leisure (3.2%)
AFC Enterprises, Inc. (a)	17,200	185
Wendy’s/Arby’s Group, Inc., Class A	119,000	595
		780
Household Durables (1.5%)
Snap-On, Inc.	8,500	368

Information Technology Services (11.4%)
Acxiom Corp. (a)	19,300	346
Broadridge Financial Solutions, Inc.	26,700	571
Computer Sciences Corp. (a)	10,800	589
MAXIMUS, Inc.	14,000	853
SAIC, Inc. (a)	24,300	430
		2,789
Insurance (12.1%)
Arch Capital Group Ltd. (a)	6,100	465
Axis Capital Holdings Ltd.	10,800	338
Conseco, Inc. (a)	122,756	764
Hanover Insurance Group, Inc. (The)	17,659	770
Reinsurance Group of America, Inc.	11,600	609
		2,946
Internet Software & Services (1.5%)
AOL, Inc. (a)	14,200	359

Life Science Tools & Services (3.8%)
PerkinElmer, Inc.	21,200	507
Pharmaceutical Product Development, Inc.	18,000	427
		934
Machinery (2.0%)
Stanley Black & Decker, Inc.	8,300	476

Marine (1.4%)
Kirby Corp. (a)	8,900	340

Media (4.5%)
Interpublic Group of Cos., Inc. (a)	89,000	741
Scripps Networks Interactive, Inc., Class A	8,300	368
		1,109
Multi-Utilities (2.0%)
CMS Energy Corp.	30,800	476

Office Electronics (1.3%)
Zebra Technologies Corp., Class A (a)	10,400	308

Oil, Gas & Consumable Fuels (1.6%)
Pioneer Natural Resources Co.	6,800	383

Personal Products (1.4%)
NBTY, Inc. (a)	7,200	345

Pharmaceuticals (4.0%)
Mylan, Inc. (a)	27,100	615
Perrigo Co.	6,300	370
		985
Professional Services (1.8%)
Verisk Analytics, Inc., Class A (a)	15,200	429

Real Estate Investment Trusts (REITs) (3.2%)
Plum Creek Timber Co., Inc. REIT	10,000	389
Potlatch Corp. REIT	11,000	386
		775
Software (6.0%)
Amdocs Ltd. (a)	18,200	548
BMC Software, Inc. (a)	10,300	391
Check Point Software Technologies (a)	15,000	526
		1,465

Morgan Stanley Institutional Fund, Inc.

U.S. Small/Mid Cap Value Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Thrifts & Mortgage Finance (2.2%)
TFS Financial Corp.	39,500	$527
Total Common Stocks (Cost $17,870)		23,276

Short-Term Investment (5.2%)
Investment Company (5.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o) (Cost $1,272)	1,271,671	1,272
Total Investments (100.6%) (Cost $19,142) +		24,548
Liabilities in Excess of Other Assets (-0.6%)		(141)
Net Assets (100%)		$24,407

(a)	Non-income producing security.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled less than $500. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $1,722,000 and $1,274,000, respectively.

+

At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $19,142,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $5,406,000 of which $5,544,000 related to appreciated securities and $138,000 related to depreciated securities.

REIT	Real Estate Investment Trust

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Common Stocks
Aerospace & Defense	$1,379	$—	$—	$1,379
Beverages	370	—	—	370
Commercial Leasing	687	—	—	687
Commercial Services & Supplies	321	—	—	321
Computers & Peripherals	422	—	—	422
Construction & Engineering	431	—	—	431
Containers & Packaging	745	—	—	745
Diversified Telecommunication Services	312	—	—	312
Electric Utilities	371	—	—	371
Electrical Equipment	151	—	—	151
Energy Equipment & Services	471	—	—	471
Food Products	1,023	—	—	1,023
Gas Utilities	475	—	—	475
Health Care Providers & Services	324	—	—	324
Hotels, Restaurants & Leisure	780	—	—	780
Household Durables	368	—	—	368
Information Technology Services	2,789	—	—	2,789
Insurance	2,946	—	—	2,946
Internet Software & Services	359	—	—	359
Life Science Tools & Services	934	—	—	934
Machinery	476	—	—	476
Marine	340	—	—	340
Media	1,109	—	—	1,109
Multi-Utilities	476	—	—	476
Office Electronics	308	—	—	308
Oil, Gas & Consumable Fuels	383	—	—	383
Personal Products	345	—	—	345
Pharmaceuticals	985	—	—	985
Professional Services	429	—	—	429
Real Estate Investment Trusts (REITs)	775	—	—	775
Software	1,465	—	—	1,465
Thrifts & Mortgage Finance	527	—	—	527
Total Common Stocks	23,276	—	—	23,276

Morgan Stanley Institutional Fund, Inc.

U.S. Small/Mid Cap Value Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Fair Value Measurement Information:(cont’d)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets: (cont’d)
Short-Term Investment
Investment Company	$1,272	$—	$—	$1,272
Total Assets	24,548	—	—	24,548
Total	$24,548	$—	$—	$24,548

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

	Face Amount			Value
	(000)			(000)
Debt Instruments (91.7%)
Brazil (11.9%)
Sovereign (11.9%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/14	BRL	391		$206
Federative Republic of Brazil,
Zero Coupon, 5/15/11 - 1/1/21		6,868		3,545
10.00%, 1/1/17		6,158		3,118
				6,869
Colombia (3.7%)
Sovereign (3.7%)
Republic of Colombia,
9.85%, 6/28/27	COP	2,332,000		1,431
12.00%, 10/22/15		1,083,000		689
				2,120
Ecuador (0.7%)
Sovereign (0.7%)
Republic of Ecuador,
9.38%, 12/15/15		$460		431

Hungary (6.0%)
Sovereign (6.0%)
Republic of Hungary,
6.25%, 8/24/10	HUF	27,110		138
6.75%, 2/24/17		102,340		525
7.25%, 6/12/12		532,170		2,794
				3,457
Indonesia (10.9%)
Corporate (0.0%)
Tjiwi Kimia Finance Mauritius Ltd., Tranche A,
Zero Coupon, 4/28/15 (a)(b)(e)		$—	@	—	@

Sovereign (10.9%)
Barclays plc, Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/17/18	IDR	10,000,000		1,110
11.50%, 9/17/19		7,500,000		955
Deutsche Bank AG, Republic of Indonesia Government Bond, Credit Linked Notes,
11.00%, 11/15/20		12,000,000		1,547
11.50%, 9/18/19		6,200,000		810
JPMorgan Chase & Co., Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/15/18		12,565,000		1,394
11.00%, 11/15/20		3,890,000		486
				6,302
				6,302
Malaysia (3.8%)
Sovereign (3.8%)
Government of Malaysia,
2.51%, 8/27/12	MYR	6,500		1,966
3.76%, 4/28/11		597		185
3.83%, 9/28/11		123		38
				2,189
Mexico (12.3%)
Sovereign (12.3%)
Mexican Bonos,
4.00%, 6/13/19	MXN	15,574		1,319
8.50%, 5/31/29 - 11/18/38		11,620		960
10.00%, 12/5/24		50,495		4,820
				7,099
Peru (1.0%)
Sovereign (1.0%)
Republic of Peru,
8.60%, 8/12/17	PEN	1,390		592

Poland (10.0%)
Sovereign (10.0%)
Republic of Poland,
4.25%, 5/24/11	PLN	540		190
5.50%, 10/25/19		11,266		3,953
6.25%, 10/24/15		4,400		1,623
				5,766
South Africa (12.4%)
Sovereign (12.4%)
Republic of South Africa,
7.25%, 1/15/20	ZAR	57,410		7,170

Thailand (3.5%)
Sovereign (3.5%)
Kingdom of Thailand,
4.25%, 3/13/13	THB	19,400		626
5.25%, 7/13/13 - 5/12/14		42,403		1,416
				2,042
Turkey (12.4%)
Sovereign (12.4%)
Republic of Turkey,
Zero Coupon, 5/11/11 - 8/3/11	TRY	7,328		4,402
4.50%, 2/11/15		753		521
10.00%, 2/15/12		505		385
12.00%, 8/14/13		905		780
16.00%, 3/7/12		1,419		1,053
				7,141
Venezuela (3.1%)
Sovereign (3.1%)
Republic of Venezuela,
9.00%, 5/7/23		$570		426

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Venezuela (cont’d)
Sovereign (cont’d)
9.25%, 9/15/27 - 5/7/28	$1,800	$1,344
		1,770
Total Debt Instruments (Cost $49,113)		52,948

No. of
Warrants
Warrants (0.0%)
Venezuela (0.0%)
Republic of Venezuela, Oil-Linked Payment Obligation, expires 4/15/20 (h)(l) (Cost $—)	495	13

	Shares
Short -Term Investment (6.1%)
Investment Company (6.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o) (Cost $3,483)	3,482,695	3,483
Total Investments (97.8%) (Cost $52,596) +		56,444
Other Assets in Excess of Liabilities (2.2%)		1,297
Net Assets (100%)		$57,741

(a)	Non-income producing security.
(b)	Issuer is in default.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2010.
(j)	Security has been deemed illiquid at March 31, 2010.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $1,000. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $11,520,000 and $9,793,000, respectively.

@	Face Amount/Value is less than $500.
+

At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $52,596,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $3,848,000 of which $3,906,000 related to appreciated securities and $58,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	1,580	$2,134	6/29/10	USD	2,271	$2,271	$137
EUR	390	527	6/29/10	USD	530	530	3
USD	944	944	7/28/10	KRW	1,100,937	969	25
USD	929	929	7/28/10	KRW	1,079,232	950	21
USD	739	739	4/8/10	MXN	9,422	762	23
USD	1,240	1,240	6/29/10	PLN	3,639	1,265	25
USD	2,663	2,663	4/16/10	RUB	78,412	2,663	—	@
		$9,176				$9,410	$234

BRL	—	Brazilian Real
COP	—	Colombian Peso
EUR	—	Euro
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
KRW	—	Korea Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Sol
PLN	—	Polish Zloty
RUB	—	Russian Ruble
THB	—	Thailand Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other		Level 3
	Level 1	significant		Significant
	Quoted	observable		unobservable
	prices	inputs		inputs	Total
Investment Type	(000)	(000)		(000)	(000)
Assets:
Corporate Bonds and Notes
Corporate	—	—	@	—	—	@
Sovereign	—	52,948		—	52,948
Total Corporate Bonds and Notes	—	52,948		—	52,948
Foreign Currency Exchange Contracts	—	234		—	234
Short-Term Investment
Investment Company	3,483	—		—	3,483
Warrants	—	13		—	13
Total Assets	3,483	53,195		—	56,678
Total	$3,483	$53,195		$—	$56,678

Notes to Portfolio of Investments (unaudited)

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Portfolios’ investments. The inputs are summarized in the three broad levels listed below:

• Level 1 —            quoted prices in active markets for identical securities

• Level 2 —            other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —            significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a)   The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)   There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Funds, Inc.
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 17, 2010

By:	/s/ Frank Smith
Name:	Frank Smith
Title:	Principal Financial Officer
Date:	May 17, 2010